Schedule of Investments (unaudited)
July 31, 2025
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Australia — 0.5%
APA Infrastructure Ltd., 7.13%, 11/09/83, (5-year EURIBOR ICE Swap + 4.098%)(a)(b)	EUR100	$125,671
Fortescue Treasury Pty. Ltd.
4.38%, 04/01/31(c)	USD150	140,697
4.50%, 09/15/27(c)	USD55	54,238
5.88%, 04/15/30(c)	USD80	81,000
6.13%, 04/15/32(c)(d)	USD100	101,993
Mineral Resources Ltd.
8.00%, 11/01/27(c)(d)	USD70	71,041
8.13%, 05/01/27(c)(d)	USD75	75,264
8.50%, 05/01/30(c)(d)	USD70	71,671
9.25%, 10/01/28(c)	USD110	115,087
		836,662
Austria — 0.1%
ams-OSRAM AG, 10.50%, 03/30/29(a)	EUR100	121,222
Belgium — 0.2%
Azelis Finance NV, 4.75%, 09/25/29(a)	EUR100	118,066
Ontex Group NV, 5.25%, 04/15/30(a)	EUR100	116,971
Telenet Finance Luxembourg Notes SARL, 3.50%, 03/01/28(a)	EUR100	113,777
		348,814
Canada — 3.5%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29(c)	USD95	90,023
3.88%, 01/15/28(c)	USD170	163,610
4.00%, 10/15/30(c)	USD325	300,889
4.38%, 01/15/28(c)	USD70	68,482
5.63%, 09/15/29(c)	USD50	50,355
6.13%, 06/15/29(c)	USD125	128,050
Air Canada
3.88%, 08/15/26(c)	USD125	123,736
4.63%, 08/15/29(c)	CAD213	152,159
AtkinsRealis Group Inc., 7.00%, 06/12/26	CAD25	18,568
AutoCanada Inc., 5.75%, 02/07/29(c)	CAD75	52,067
Bausch Health Companies Inc., 5.00%, 02/15/29(c)	USD50	35,171
Baytex Energy Corp.
7.38%, 03/15/32(c)(d)	USD50	48,318
8.50%, 04/30/30(c)(d)	USD100	101,683
Bell Telephone Co. of Canada or Bell Canada
6.88%, 09/15/55, (5-year CMT + 2.390%)(b)	USD100	101,942
7.00%, 09/15/55, (5-year CMT + 2.363%)(b)	USD150	152,456
Bombardier Inc.
6.00%, 02/15/28(c)	USD75	75,397
6.75%, 06/15/33(c)	USD65	66,787
7.00%, 06/01/32(c)(d)	USD90	93,150
7.25%, 07/01/31(c)(d)	USD70	73,101
7.50%, 02/01/29(c)	USD85	88,268
7.88%, 04/15/27(c)(d)	USD18	18,045
8.75%, 11/15/30(c)(d)	USD75	80,722
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30(c)(d)	USD50	45,491
6.25%, 09/15/27(c)	USD57	56,858
Cineplex Inc., 7.63%, 03/31/29(c)	CAD150	113,117
Garda World Security Corp.
4.63%, 02/15/27(c)	USD60	59,404
6.00%, 06/01/29(c)	USD50	49,026
Security	Par (000)	Value
Canada (continued)
7.75%, 02/15/28(c)(d)	USD55	$56,630
8.25%, 08/01/32(c)	USD60	61,800
8.38%, 11/15/32(c)	USD100	103,060
GFL Environmental Inc.
4.00%, 08/01/28(c)(d)	USD75	72,685
4.38%, 08/15/29(c)	USD55	53,081
4.75%, 06/15/29(c)	USD75	73,366
goeasy Ltd.
7.38%, 10/01/30(c)	USD50	50,898
7.63%, 07/01/29(c)(d)	USD65	67,016
9.25%, 12/01/28(c)	USD50	52,942
Series 144*, 6.88%, Series 144*, 05/15/30(c)(d)	USD55	55,266
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(c)	USD110	113,390
Jones Deslauriers Insurance Management Inc.
8.50%, 03/15/30(c)	USD75	79,125
10.50%, 12/15/30(c)	USD50	53,314
Kronos Acquisition Holdings Inc.
8.25%, 06/30/31(c)(d)	USD45	39,014
10.75%, 06/30/32(c)(d)	USD60	40,353
Mattamy Group Corp.
4.63%, 03/01/30(c)	USD65	61,978
5.25%, 12/15/27(c)	USD35	34,767
Mattr Corp., 7.25%, 04/02/31(c)	CAD65	48,128
Methanex Corp.
5.13%, 10/15/27	USD85	84,504
5.25%, 12/15/29(d)	USD65	63,862
NOVA Chemicals Corp.
4.25%, 05/15/29(c)	USD57	54,435
5.25%, 06/01/27(c)	USD110	109,323
7.00%, 12/01/31(c)	USD50	52,411
8.50%, 11/15/28(c)	USD50	52,512
9.00%, 02/15/30(c)	USD60	64,471
NuVista Energy Ltd., 7.88%, 07/23/26(c)	CAD50	36,111
Open Text Corp.
3.88%, 02/15/28(c)	USD115	110,748
3.88%, 12/01/29(c)	USD80	74,917
Open Text Holdings Inc.
4.13%, 02/15/30(c)(d)	USD90	84,395
4.13%, 12/01/31(c)(d)	USD68	61,927
Parkland Corp.
3.88%, 06/16/26(c)	CAD75	54,035
4.38%, 03/26/29(c)	CAD100	70,923
4.50%, 10/01/29(c)	USD95	91,424
4.63%, 05/01/30(c)	USD80	76,688
5.88%, 07/15/27(c)	USD40	40,033
6.63%, 08/15/32(c)(d)	USD70	71,516
RB Global Holdings Inc.
6.75%, 03/15/28(c)	USD60	61,492
7.75%, 03/15/31(c)	USD90	94,427
Rogers Communications Inc.
5.25%, 03/15/82, (5-year CMT + 3.590%)(b)(c)	USD75	74,101
7.00%, 04/15/55, (5-year CMT + 2.653%)(b)	USD125	127,987
7.13%, 04/15/55, (5-year CMT + 2.620%)(b)(d)	USD100	102,206
Sleep Country Canada Holdings Inc., 6.63%, 11/28/32	CAD100	72,007
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 03/01/55, (5-year CMT + 3.667%)(b)(c)	USD75	77,842
7.63%, 03/01/55, (5-year CMT + 3.949%)(b)(c)	USD50	51,625
Superior Plus LP, 4.25%, 05/18/28(c)	CAD50	35,431
Tamarack Valley Energy Ltd., 7.25%, 05/10/27(c)	CAD50	36,715

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
TELUS Corp.
6.63%, 10/15/55, (5-year CMT + 2.709%)(b)	USD75	$75,894
7.00%, 10/15/55, (1-day SOFR + 1.350%)(b)(d)	USD75	76,201
Wrangler Holdco Corp., 6.63%, 04/01/32(c)	USD65	67,136
		5,730,987
Cayman Islands — 0.1%
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(c)	USD125	129,121
China — 0.0%
Swissport Investments SA, 6.75%, 12/15/21(a)(e)(f)	EUR100	1
Czech Republic — 0.1%
Allwyn Entertainment Financing U.K. PLC, 7.25%, 04/30/30(a)	EUR100	120,939
Denmark — 0.2%
Orsted A/S
1.50%, (5-year EUR Swap + 1.860%)(a)(b)	EUR100	94,168
2.50%, (5-year UK Government Bond + 2.136%)(a)(b)	GBP100	99,098
Orsted AS, 5.25%, (5-year EUR Swap + 2.619%)(a)(b)	EUR100	116,624
		309,890
Finland — 0.1%
Finnair OYJ, 4.75%, 05/24/29(a)	EUR100	117,449
Mehilainen Yhtiot Oy, 5.13%, 06/30/32(a)	EUR100	114,800
		232,249
France — 5.2%
Afflelou SAS, 6.00%, 07/25/29(a)	EUR100	119,309
Air France-KLM
7.25%, 05/31/26(a)	EUR100	117,973
8.13%, 05/31/28(a)	EUR100	128,546
Altice France SA
5.13%, 01/15/29(c)	USD45	38,891
5.13%, 07/15/29(c)	USD275	238,642
5.50%, 01/15/28(c)	USD150	133,312
5.50%, 10/15/29(c)	USD200	173,702
8.13%, 02/01/27(c)	USD175	162,647
Altice France SA/France
3.38%, 01/15/28(a)	EUR100	99,148
4.13%, 01/15/29(a)	EUR100	100,012
4.25%, 10/15/29(a)	EUR100	99,965
5.88%, 02/01/27(a)	EUR100	104,221
Banijay Entertainment SASU, 7.00%, 05/01/29(a)	EUR100	119,058
CAB SELAS, 3.38%, 02/01/28(a)	EUR100	108,936
Cerba Healthcare SACA, 3.50%, 05/31/28(a)	EUR100	81,595
Chrome Holdco SASU, 5.00%, 05/31/29(a)	EUR100	14,068
CMA CGM SA, 5.50%, 07/15/29(a)	EUR100	119,180
Electricite de France SA, 9.13%, (5-year CMT + 5.411%)(b)(c)(g)	USD150	172,074
Elior Group SA, 5.63%, 03/15/30(a)	EUR100	118,187
ELO SACA
5.88%, 04/17/28(a)	EUR200	234,697
6.00%, 03/22/29(a)	EUR100	118,839
Emeria SASU, 3.38%, 03/31/28(a)	EUR100	97,067
Eramet SA, 7.00%, 05/22/28(a)	EUR100	116,957
Eutelsat SA
1.50%, 10/13/28(a)	EUR100	104,798
9.75%, 04/13/29(a)	EUR100	123,806
Fnac Darty SA, 6.00%, 04/01/29(a)	EUR100	119,229
Security	Par (000)	Value
France (continued)
Forvia SE
2.38%, 06/15/27(a)	EUR100	$112,456
2.75%, 02/15/27(a)	EUR100	113,124
3.75%, 06/15/28(a)	EUR100	113,726
5.13%, 06/15/29(a)	EUR100	117,192
5.50%, 06/15/31(a)	EUR100	116,280
5.63%, 06/15/30(a)	EUR100	116,619
Getlink SE, 4.13%, 04/15/30(a)	EUR100	117,037
Goldstory SAS, 6.75%, 02/01/30(a)	EUR100	118,767
Holding d'Infrastructures des Metiers de l'Environnement
4.88%, 10/24/29(a)	EUR100	118,772
Series ., 0.63%, Series ., 09/16/28(a)	EUR100	104,809
Iliad Holding SASU
5.63%, 10/15/28(a)	EUR100	116,129
6.88%, 04/15/31(a)	EUR100	122,395
7.00%, 10/15/28(c)	USD100	101,536
7.00%, 04/15/32(c)	USD100	102,625
8.50%, 04/15/31(c)	USD115	123,379
iliad SA
1.88%, 02/11/28(a)	EUR100	111,042
4.25%, 12/15/29(a)	EUR100	116,160
5.38%, 02/15/29(a)	EUR100	120,776
Series ., 5.38%, Series ., 05/02/31(a)	EUR100	122,828
IPD 3 BV, 5.50%, 06/15/31(a)	EUR100	115,805
Laboratoire Eimer Selas, 5.00%, 02/01/29(a)	EUR100	105,283
Loxam SAS
6.38%, 05/15/28(a)	EUR100	117,984
6.38%, 05/31/29(a)	EUR125	148,419
Mobilux Finance SAS, 7.00%, 05/15/30(a)	EUR100	120,261
Nexans SA
4.13%, 05/29/29(a)	EUR100	117,422
4.25%, 03/11/30(a)	EUR100	118,129
Opal Bidco SAS
5.50%, 03/31/32(a)	EUR100	117,164
6.50%, 03/31/32(c)	USD100	101,000
Opmobility, 4.88%, 03/13/29(a)	EUR100	118,910
OVH Groupe SA, 4.75%, 02/05/31(a)	EUR100	116,297
Paprec Holding SA, 4.13%, 07/15/30(a)	EUR100	116,236
Picard Groupe SAS, 6.38%, 07/01/29(a)	EUR100	119,145
RCI Banque SA
4.75%, 03/24/37, (5-year EURIBOR ICE Swap + 2.200%)(a)(b)	EUR100	115,734
5.50%, 10/09/34, (5-year EURIBOR ICE Swap + 2.750%)(a)(b)	EUR100	119,050
Renault SA
2.50%, 06/02/27(a)	EUR100	113,181
2.50%, 04/01/28(a)	EUR100	113,152
Rexel SA, 2.13%, 12/15/28(a)	EUR100	110,275
Seche Environnement SACA, 4.50%, 03/25/30(a)	EUR100	116,249
SNF Group SACA, 4.50%, 03/15/32(a)	EUR100	117,346
SPIE SA, 3.75%, 05/28/30(a)	EUR100	115,756
Tereos Finance Groupe I SA
4.75%, 04/30/27(a)	EUR100	114,618
5.75%, 04/30/31(a)	EUR100	112,036
Valeo SE
1.00%, 08/03/28(a)	EUR100	105,800
4.50%, 04/11/30(a)	EUR100	114,430
5.38%, 05/28/27(a)	EUR100	118,217
5.88%, 04/12/29(a)	EUR100	122,072

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
France (continued)
Viridien, 8.50%, 10/15/30(a)	EUR100	$113,966
		8,604,448
Germany — 3.5%
Aareal Bank AG, 5.63%, 12/12/34, (5-year EURIBOR ICE Swap + 3.250%)(a)(b)	EUR100	118,927
Alstria Office AG, 5.50%, 03/20/31(a)	EUR100	116,623
Bayer AG
5.38%, 03/25/82, (5-year EUR Swap + 4.458%)(a)(b)	EUR100	116,324
5.50%, 09/13/54, (5-year EURIBOR ICE Swap + 3.269%)(a)(b)	EUR100	118,519
6.63%, 09/25/83, (5-year EUR Swap + 3.432%)(a)(b)	EUR100	122,170
7.00%, 09/25/83, (5-year EUR Swap + 3.896%)(a)(b)	EUR100	124,344
Series N5.5, 4.50%, Series N5.5, 03/25/82, (5-year EUR Swap + 3.751%)(a)(b)	EUR100	115,225
Bertelsmann SE & Co. KGaA, 3.50%, 04/23/75, (5-year EUR Swap + 3.206%)(a)(b)	EUR100	114,247
Birkenstock Financing SARL, 5.25%, 04/30/29(a)	EUR100	115,602
Cheplapharm Arzneimittel GmbH
4.38%, 01/15/28(a)	EUR100	113,113
7.50%, 05/15/30(a)	EUR100	117,511
CT Investment GmbH, 6.38%, 04/15/30(a)	EUR100	118,313
Dynamo Newco II GmbH, 6.25%, 10/15/31(a)	EUR100	118,482
Evonik Industries AG, 1.38%, 09/02/81, (5-year EUR Swap + 1.836%)(a)(b)	EUR100	110,871
Fressnapf Holding SE, 5.25%, 10/31/31(a)	EUR100	116,615
Gruenenthal GmbH
4.63%, 11/15/31(a)	EUR100	116,030
6.75%, 05/15/30(a)	EUR100	120,429
IHO Verwaltungs GmbH
6.38%, 05/15/29, (6.38% Cash)(c)(h)	USD50	50,042
6.75%, 11/15/29, (6.75% cash and 7.50% PIK)(a)(h)	EUR100	119,826
7.00%, 11/15/31, (7.00 % in Cash and 7.75 % in PIK)(a)(h)	EUR100	122,147
7.75%, 11/15/30, (7.75 % in Cash and 8.5 % in PIK)(c)(h)	USD100	103,100
8.00%, 11/15/32, (8.00% Cash and 8.75% PIK)(c)(h)	USD25	25,688
Mahle GmbH, 6.50%, 05/02/31(a)	EUR100	114,983
Mercer International Inc.
5.13%, 02/01/29(d)	USD85	68,501
12.88%, 10/01/28(c)(d)	USD45	45,402
METRO AG, 4.00%, 03/05/30(a)	EUR100	117,814
Motel One GmbH/Muenchen, 7.75%, 04/02/31(a)	EUR100	123,445
Nidda Healthcare Holding GmbH, 5.63%, 02/21/30(a)	EUR100	117,229
Phoenix PIB Dutch Finance BV, 4.88%, 07/10/29(a)	EUR100	119,403
ProGroup AG, 5.38%, 04/15/31(a)	EUR100	112,181
Schaeffler AG
2.88%, 03/26/27(a)	EUR75	85,779
3.38%, 10/12/28(a)	EUR100	113,849
4.50%, 03/28/30(a)	EUR100	115,746
4.75%, 08/14/29(a)	EUR100	117,179
5.38%, 04/01/31(a)	EUR100	117,701
Techem Verwaltungsgesellschaft 675 mbH, 5.38%, 07/15/29(a)	EUR100	118,268
Security	Par (000)	Value
Germany (continued)
Tele Columbus AG, 10.00%, 01/01/29, (10.00% PIK)(a)(h)	EUR105	$81,790
TK Elevator Midco GmbH, 4.38%, 07/15/27(a)	EUR100	114,076
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27(c)	USD175	174,210
TUI AG, 5.88%, 03/15/29(a)	EUR100	119,062
TUI Cruises GmbH, 6.25%, 04/15/29(a)	EUR100	119,371
WEPA Hygieneprodukte GmbH, 5.63%, 01/15/31(a)	EUR100	119,426
ZF Europe Finance BV
2.50%, 10/23/27(a)	EUR100	108,227
3.00%, 10/23/29(a)	EUR100	100,365
6.13%, 03/13/29(a)	EUR100	113,953
7.00%, 06/12/30(a)	EUR100	115,157
ZF Finance GmbH
2.00%, 05/06/27(a)	EUR100	109,083
2.75%, 05/25/27(a)	EUR100	110,205
3.75%, 09/21/28(a)	EUR100	106,952
ZF North America Capital Inc.
6.75%, 04/23/30(c)	USD150	142,867
6.88%, 04/14/28(c)	USD75	74,707
7.13%, 04/14/30(c)	USD75	72,656
		5,683,735
Greece — 0.4%
Alpha Bank SA, 4.31%, 07/23/36(a)(b)	EUR100	114,757
Eurobank Ergasias Services and Holdings SA, 10.00%, 12/06/32, (5-year EUR Swap + 7.588%)(a)(b)	EUR100	130,844
Metlen Energy & Metals SA, 4.00%, 10/17/29(a)	EUR100	117,000
National Bank of Greece SA, 5.88%, 06/28/35, (5-year EURIBOR ICE Swap + 3.154%)(a)(b)	EUR100	123,926
Piraeus Financial Holdings SA, 7.25%, 04/17/34, (5-year EUR Swap + 4.773%)(a)(b)	EUR100	125,705
Public Power Corp. SA, 4.63%, 10/31/31(a)	EUR100	117,112
		729,344
Hong Kong — 0.2%
Melco Resorts Finance Ltd.
5.38%, 12/04/29(c)	USD135	128,628
5.75%, 07/21/28(c)	USD125	122,822
7.63%, 04/17/32(c)	USD100	102,875
		354,325
Ireland — 0.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 5.25%, 08/15/27(c)	USD75	37,283
eircom Finance DAC, 5.00%, 04/30/31(a)	EUR100	115,618
Energia Group Roi Financeco DAC, 6.88%, 07/31/28(a)	EUR100	118,113
GGAM Finance Ltd.
5.88%, 03/15/30(c)	USD50	50,191
6.88%, 04/15/29(c)	USD45	46,364
8.00%, 02/15/27(c)	USD70	72,134
8.00%, 06/15/28(c)	USD70	74,019
		513,722
Israel — 1.1%
Energian Israel Finance Ltd.
5.38%, 03/30/28(a)(c)	USD56	53,930
5.88%, 03/30/31(a)(c)	USD70	65,303
8.50%, 09/30/33(a)(c)	USD90	93,193
Leviathan Bond Ltd.
6.50%, 06/30/27(a)(c)	USD55	54,724
6.75%, 06/30/30(a)(c)	USD60	59,335

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Israel (continued)
Teva Pharmaceutical Finance Netherlands II BV
1.63%, 10/15/28(a)	EUR100	$108,551
1.88%, 03/31/27(a)	EUR100	112,023
3.75%, 05/09/27	EUR100	115,237
4.13%, 06/01/31	EUR125	143,465
4.38%, 05/09/30	EUR150	175,235
7.38%, 09/15/29	EUR100	129,580
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	USD161	157,434
4.75%, 05/09/27	USD100	99,256
6.00%, 12/01/32	USD50	50,945
6.75%, 03/01/28	USD150	155,091
8.13%, 09/15/31	USD75	84,904
Teva Pharmaceutical Finance Netherlands IV BV, 5.75%, 12/01/30	USD100	101,320
		1,759,526
Italy — 3.5%
Agrifarma SpA, 4.50%, 10/31/28(a)	EUR100	114,444
Almaviva-The Italian Innovation Co. SpA, 5.00%, 10/30/30(a)	EUR100	115,602
Banca IFIS SpA
3.63%, 11/15/29(a)	EUR100	113,832
6.13%, 01/19/27(a)	EUR100	119,231
Banca Monte dei Paschi di Siena SpA
3.50%, 05/28/31, (5-year EURIBOR ICE Swap + 4.859%)(a)(b)	EUR100	115,000
4.75%, 03/15/29, (3-mo. EURIBOR + 2.047%)(a)(b)	EUR100	119,365
10.50%, 07/23/29(a)	EUR100	143,303
Banca Popolare di Sondrio SpA, 3.88%, 02/25/32, (5-year EUR Swap + 3.958%)(a)(b)	EUR100	114,826
Banco BPM SpA, 4.50%, 11/26/36, (5-year EURIBOR ICE Swap + 2.250%)(a)(b)	EUR200	232,942
BFF Bank SpA, 4.88%, 03/30/28, (1-year EURIBOR ICE Swap + 2.622%)(a)(b)	EUR100	117,169
BPER Banca SpA, 3.88%, 07/25/32, (5-year EUR Swap + 3.728%)(a)(b)	EUR200	229,784
Bubbles Holdco SPA, 6.50%, 09/30/31(a)	EUR100	117,306
Cerved Group SpA, 6.00%, 02/15/29(a)	EUR100	107,289
Dolcetto Holdco SpA, 5.63%, 07/14/32(a)	EUR100	116,165
Engineering - Ingegneria Informatica - SpA, 8.63%, 02/15/30(a)	EUR100	123,310
Eolo SpA, 4.88%, 10/21/28(a)	EUR100	109,010
Fiber Bidco SpA, 6.13%, 06/15/31(a)	EUR100	110,335
Fibercop SpA
4.75%, 06/30/30(a)	EUR125	144,977
5.13%, 06/30/32(a)	EUR100	115,410
Series 2036, 7.20%, Series 2036, 07/18/36(c)	USD225	222,395
Guala Closures SpA, 3.25%, 06/15/28(a)	EUR100	111,846
IMA Industria Macchine Automatiche SpA, 3.75%, 01/15/28(a)	EUR100	113,409
Infrastrutture Wireless Italiane SpA
1.75%, 04/19/31(a)	EUR100	105,432
3.75%, 04/01/30(a)	EUR100	116,083
Itelyum Regeneration SpA, 5.75%, 04/15/30(a)	EUR100	116,723
Lottomatica Group SpA, 4.88%, 01/31/31(a)	EUR100	117,821
Lottomatica SpA/Roma, 5.38%, 06/01/30(a)	EUR100	118,654
Mediobanca Banca di Credito Finanziario SpA, 4.25%, 09/18/35, (5-year EURIBOR ICE Swap + 1.750%)(a)(b)	EUR200	231,699
Security	Par (000)	Value
Italy (continued)
Mundys SpA
1.88%, 07/13/27(a)	EUR100	$112,411
1.88%, 02/12/28(a)	EUR100	110,952
4.50%, 01/24/30(a)	EUR100	119,715
4.75%, 01/24/29(a)	EUR100	119,656
Optics Bidco SpA
1.63%, 01/18/29	EUR100	106,358
6.88%, 02/15/28(a)	EUR100	122,405
7.88%, 07/31/28(a)	EUR100	126,613
Rekeep SpA, 9.00%, 09/15/29(a)	EUR100	115,572
Rossini SARL, 6.75%, 12/31/29(a)	EUR100	120,316
Saipem Finance International BV, 3.13%, 03/31/28(a)	EUR100	114,362
TeamSystem SpA, 5.00%, 07/01/31(a)	EUR100	115,197
Telecom Italia SpA, 7.88%, 07/31/28(a)	EUR100	127,883
Telecom Italia SpA/Milano
1.63%, 01/18/29(a)	EUR100	107,903
2.38%, 10/12/27(a)	EUR100	114,498
UnipolSai Assicurazioni SpA, 4.90%, 05/23/34(a)	EUR100	120,238
Webuild SpA
3.63%, 01/28/27(a)	EUR100	115,113
7.00%, 09/27/28(a)	EUR100	124,728
		5,727,282
Japan — 1.4%
Nissan Motor Co. Ltd.
3.20%, 09/17/28(a)	EUR100	111,330
4.35%, 09/17/27(c)	USD350	340,171
4.81%, 09/17/30(c)	USD275	252,720
5.25%, 07/17/29(a)	EUR100	115,580
7.50%, 07/17/30(c)	USD200	206,221
Rakuten Group Inc.
6.25%, (5-year CMT + 4.956%)(b)(c)(g)	USD110	102,658
8.13%, (5-year CMT + 4.250%)(b)(c)(g)	USD50	49,514
9.75%, 04/15/29(c)	USD250	275,100
11.25%, 02/15/27(c)	USD200	216,962
SoftBank Group Corp.
2.88%, 01/06/27(a)	EUR100	112,873
3.88%, 07/06/32(a)	EUR100	105,610
4.00%, 09/19/29(a)	EUR125	139,682
5.25%, 10/10/29(a)	EUR100	115,798
5.38%, 01/08/29(a)	EUR100	116,665
Series ., 5.88%, Series ., 07/10/31(a)	EUR100	117,762
		2,378,646
Jersey — 0.2%
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29(c)	USD125	118,849
10.38%, 03/31/29(a)	GBP100	123,397
		242,246
Luxembourg — 1.9%
Albion Financing 1 SARL / Aggreko Holdings Inc.
5.38%, 05/21/30(a)	EUR100	117,866
7.00%, 05/21/30(c)	USD175	180,250
Altice Financing SA
3.00%, 01/15/28(a)	EUR100	88,348
4.25%, 08/15/29(a)	EUR100	87,976
5.00%, 01/15/28(c)	USD135	107,538
5.75%, 08/15/29(c)	USD250	191,250
Altice Finco SA, 4.75%, 01/15/28(a)	EUR100	42,268
Altice France SA, 6.00%, 02/15/28(c)(e)(f)	USD100	36,802

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Luxembourg (continued)
ARD Finance SA, 5.00%, 06/30/27, (5.00% Cash and 5.75% PIK)(a)(h)	EUR106	$4,115
Cidron Aida Finco Sarl, 7.00%, 10/27/31(a)	EUR100	117,530
Currenta Group Holdings Sarl, 5.50%, 05/15/30(a)	EUR100	117,032
Ephios Subco 3 SARL, 7.88%, 01/31/31(a)	EUR100	122,745
Essendi SA
5.50%, 11/15/31(a)	EUR100	117,360
6.38%, 10/15/29(a)	EUR100	120,176
Garfunkelux Holdco 3 SA, 9.00%, 09/01/28(a)	EUR17	20,314
Garfunkelux Holdco 4 SA, 10.50%, 05/01/30(a)(h)	EUR13	2,716
Herens Midco SARL, 5.25%, 05/15/29(a)	EUR100	80,545
Ineos Finance PLC
5.63%, 08/15/30(a)	EUR100	108,805
6.38%, 04/15/29(a)	EUR100	114,240
INEOS Finance PLC
6.75%, 05/15/28(c)	USD75	73,906
7.50%, 04/15/29(c)	USD75	74,494
ION Trading Technologies SARL
5.75%, 05/15/28(c)	USD75	72,579
9.50%, 05/30/29(c)	USD75	78,215
Kleopatra Finco SARL, 9.00%, 09/01/29, (6.50 % in Cash and 2.50 % in PIK)(a)(h)	EUR101	86,653
LHMC Finco 2 Sarl, 8.63%, 05/15/30, (8.63 % in Cash and 9.38 % in PIK)(a)(h)	EUR100	119,895
Luna 2 5SARL, 5.50%, 07/01/32(a)	EUR100	117,799
Matterhorn Telecom SA, 4.50%, 01/30/30(a)	EUR100	117,749
PLT VII Finance SARL, 6.00%, 06/15/31(a)	EUR100	118,458
SES SA, 5.50%, 09/12/54, (5-year EURIBOR ICE Swap + 3.232%)(a)(b)	EUR125	140,837
Summer BC Holdco B SARL, 5.88%, 02/15/30(a)	EUR100	111,935
Vivion Investments SARL
6.50%, 08/31/28, (6.50 % Cash and 1.40 % PIK)(a)(h)	EUR101	114,196
6.50%, 02/28/29, (6.50 % PIK)(a)(h)	EUR100	111,575
		3,116,167
Macau — 0.4%
MGM China Holdings Ltd.
4.75%, 02/01/27(c)	USD75	74,379
7.13%, 06/26/31(c)	USD50	51,979
Studio City Finance Ltd.
5.00%, 01/15/29(c)	USD120	112,500
6.50%, 01/15/28(c)	USD60	59,400
Wynn Macau Ltd.
5.13%, 12/15/29(c)	USD125	120,249
5.50%, 10/01/27(c)	USD75	74,732
5.63%, 08/26/28(c)	USD125	123,637
		616,876
Netherlands — 1.3%
Boels Topholding BV, 5.75%, 05/15/30(a)	EUR100	118,875
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV, 8.50%, 01/15/31(a)	GBP100	142,120
Flora Food Management BV, 6.88%, 07/02/29(a)	EUR100	115,007
Odido Holding BV, 3.75%, 01/15/29(a)	EUR100	113,446
Q-Park Holding I BV
2.00%, 03/01/27(a)	EUR150	168,390
5.13%, 02/15/30(a)	EUR100	118,381
Sunrise FinCo I BV
4.63%, 05/15/32(a)	EUR100	115,231
4.88%, 07/15/31(c)	USD150	141,382
Security	Par (000)	Value
Netherlands (continued)
Trivium Packaging Finance BV
6.63%, 07/15/30(a)	EUR100	$118,814
8.25%, 07/15/30(c)	USD75	78,909
12.25%, 01/15/31(c)	USD75	78,751
UPCB Finance VII Ltd., 3.63%, 06/15/29(a)	EUR100	113,575
Versuni Group BV, 3.13%, 06/15/28(a)	EUR100	111,098
VZ Secured Financing BV, 5.00%, 01/15/32(c)	USD175	154,183
Ziggo Bond Co. BV
3.38%, 02/28/30(a)	EUR100	98,485
5.13%, 02/28/30(c)	USD50	43,613
6.13%, 11/15/32(a)	EUR125	131,950
Ziggo BV
2.88%, 01/15/30(a)	EUR100	107,423
4.88%, 01/15/30(c)	USD110	101,618
		2,171,251
Norway — 0.1%
Var Energi ASA, 7.86%, 11/15/83, (5-year EURIBOR ICE Swap + 4.765%)(a)(b)	EUR100	125,638
Poland — 0.1%
Transportes Aereos Portugueses SA, 5.13%, 11/15/29(a)	EUR100	117,764
Portugal — 0.4%
Caixa Economica Montepio Geral Caixa Economica Bancaria SA, 5.63%, 05/29/28, (3-mo. EURIBOR + 2.600%)(a)(b)	EUR100	118,972
EDP SA
1.50%, 03/14/82, (5-year EUR Swap + 1.888%)(a)(b)	EUR100	111,403
1.88%, 03/14/82, (5-year EUR Swap + 2.080%)(a)(b)	EUR100	105,477
4.63%, 09/16/54, (5-year EURIBOR ICE Swap + 2.395%)(a)(b)	EUR100	116,999
4.75%, 05/29/54, (5-year EURIBOR ICE Swap + 2.052%)(a)(b)	EUR100	117,706
5.94%, 04/23/83, (5-year EUR Swap + 3.184%)(a)(b)	EUR100	121,384
		691,941
Slovenia — 0.2%
United Group BV
3.63%, 02/15/28(a)	EUR100	111,996
5.25%, 02/01/30(a)	EUR100	113,571
6.75%, 02/15/31(a)	EUR100	117,852
		343,419
Spain — 0.8%
Abanca Corp. Bancaria SA, 4.63%, 12/11/36, (5-year EURIBOR ICE Swap + 2.450%)(a)(b)	EUR100	117,134
Atlantica Sustainable Infrastructure Ltd., 4.13%, 06/15/28(c)	USD50	48,315
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/32(c)	USD75	75,939
Cirsa Finance International SARL
7.88%, 07/31/28(a)	EUR100	118,672
10.38%, 11/30/27(a)	EUR90	107,632
eDreams ODIGEO SA, 4.88%, 12/30/30(a)	EUR100	115,455
Grifols SA
2.25%, 11/15/27(a)	EUR100	112,467
3.88%, 10/15/28(a)	EUR125	139,525
Grupo Antolin-Irausa SA, 3.50%, 04/30/28(a)	EUR100	70,255
Kaixo Bondco Telecom SA, 5.13%, 09/30/29(a)	EUR100	115,640

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Spain (continued)
Lorca Telecom Bondco SA, 4.00%, 09/18/27(a)	EUR150	$171,244
Unicaja Banco SA, 5.50%, 06/22/34, (5-year EUR Swap + 2.800%)(a)(b)	EUR100	120,865
		1,313,143
Sweden — 0.9%
Assemblin Caverion Group AB, 6.25%, 07/01/30(a)	EUR100	119,361
Dometic Group AB, 2.00%, 09/29/28(a)	EUR100	106,769
Heimstaden AB, 8.38%, 01/29/30(a)	EUR100	118,447
Intrum Investments And Financing AB
7.75%, 09/11/27	EUR36	38,838
7.75%, 09/11/28(c)	EUR45	46,683
8.00%, 09/11/27(a)	EUR174	203,022
8.50%, 09/11/29	EUR46	46,333
8.50%, 09/11/30(c)	EUR55	54,927
Stena International SA
7.25%, 01/15/31(c)	USD100	101,660
7.63%, 02/15/31(c)	USD25	25,706
Verisure Holding AB
3.25%, 02/15/27(a)	EUR100	113,693
5.50%, 05/15/30(a)	EUR100	118,825
7.13%, 02/01/28(a)	EUR100	118,406
Verisure Midholding AB, 5.25%, 02/15/29(a)	EUR100	114,805
Volvo Car AB
2.50%, 10/07/27(a)	EUR100	112,576
4.75%, 05/08/30(a)	EUR100	116,563
		1,556,614
Switzerland — 0.3%
Dufry One BV
2.00%, 02/15/27(a)	EUR100	112,278
3.38%, 04/15/28(a)	EUR100	113,901
4.75%, 04/18/31(a)	EUR100	117,476
VistaJet Malta Finance PLC/Vista Management Holding Inc.
6.38%, 02/01/30(c)	USD95	89,775
7.88%, 05/01/27(c)	USD70	70,231
9.50%, 06/01/28(c)(d)	USD50	51,360
		555,021
United Kingdom — 5.8%
888 Acquisitions Ltd., 7.56%, 07/15/27(a)	EUR100	115,182
Alexandrite Monnet U.K. Holdco PLC, 10.50%, 05/15/29(a)	EUR100	125,398
Amber Finco PLC, 6.63%, 07/15/29(a)	EUR100	120,491
Ardonagh Finco Ltd.
6.88%, 02/15/31(a)	EUR100	118,430
7.75%, 02/15/31(c)	USD125	130,254
Ardonagh Group Finance Ltd., 8.88%, 02/15/32(c)	USD175	184,235
B&M European Value Retail SA, 8.13%, 11/15/30(a)	GBP100	140,238
BCP V Modular Services Finance II PLC, 4.75%, 11/30/28(a)	EUR150	166,730
Bellis Acquisition Co. PLC
8.00%, 07/01/31(a)	EUR100	115,017
8.13%, 05/14/30(a)	GBP225	282,130
Belron U.K. Finance PLC
4.63%, 10/15/29(a)	EUR100	117,530
5.75%, 10/15/29(c)	USD125	126,125
British Telecommunications PLC
4.25%, 11/23/81, (5-year CMT + 2.985%)(b)(c)	USD50	49,269
4.88%, 11/23/81, (5-year CMT + 3.493%)(b)(c)	USD45	42,310
Security	Par (000)	Value
United Kingdom (continued)
5.13%, 10/03/54, (5-year EURIBOR ICE Swap + 2.542%)(a)(b)	EUR100	$119,451
8.38%, 12/20/83, (5-year UK Government Bond + 3.820%)(a)(b)	GBP100	142,278
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 5.63%, 02/15/32(a)	EUR100	119,245
CD&R Firefly Bidco PLC, 8.63%, 04/30/29(a)	GBP100	136,556
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(c)	USD225	227,182
ContourGlobal Power Holdings SA, 5.00%, 02/28/30(a)	EUR100	116,560
Deuce Finco PLC, 5.50%, 06/15/27(a)	GBP100	131,324
Edge Finco PLC, 8.13%, 08/15/31(a)	GBP100	139,520
eG Global Finance PLC, 12.00%, 11/30/28(c)	USD125	138,281
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.38%, 01/15/29(c)	USD175	163,062
8.75%, 01/15/32(c)	USD50	44,114
Heathrow Finance PLC, 3.88%, 03/01/27(a)(i)	GBP100	128,627
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25%, 02/15/31(c)	USD105	108,762
8.13%, 02/15/32(c)	USD65	67,630
Iceland Bondco PLC, 10.88%, 12/15/27(a)	GBP100	139,610
Ineos Quattro Finance 2 PLC
6.75%, 04/15/30(a)	EUR100	107,742
8.50%, 03/15/29(a)	EUR100	115,358
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27(c)	USD50	49,195
5.88%, 01/15/28(c)	USD105	105,429
6.88%, 11/15/26(a)	EUR100	119,037
Jerrold Finco PLC, 7.88%, 04/15/30(a)	GBP100	136,274
Kane Bidco Ltd., 7.75%, 07/15/31(a)	GBP100	133,959
Market Bidco Finco PLC, 8.75%, 01/31/31(a)	GBP100	130,787
Merlin Entertainments Group U.S. Holdings Inc., 7.38%, 02/15/31(c)	USD50	44,210
Metro Bank Holdings PLC, 12.00%, 04/30/29, (1-year UK Government Bond + 7.814%)(a)(b)	GBP100	150,620
Mobico Group PLC, 4.88%, 09/26/31(a)	EUR100	92,741
Motion Bondco DAC, 6.63%, 11/15/27(c)	USD50	47,600
Motion Finco SARL
7.38%, 06/15/30(a)	EUR100	107,697
8.38%, 02/15/32(c)	USD50	44,109
NGG Finance PLC, 2.13%, 09/05/82, (5-year EUR Swap + 2.532%)(a)(b)	EUR100	111,663
Nomad Foods Bondco PLC, 2.50%, 06/24/28(a)	EUR100	112,061
Ocado Group PLC, Series ., 11.00%, Series ., 06/15/30(a)	GBP100	134,747
Odeon Finco PLC, 12.75%, 11/01/27(c)	USD50	52,063
OEG Finance PLC, 7.25%, 09/27/29(a)	EUR100	118,995
Pinnacle Bidco PLC, 10.00%, 10/11/28(a)	GBP100	139,289
Project Grand U.K. PLC, 9.00%, 06/01/29(a)	EUR100	121,249
Punch Finance PLC, 7.88%, 12/30/30(a)	GBP100	134,551
RAY Financing LLC, 6.50%, 07/15/31(a)	EUR100	117,000
Thames Water Super Senior Issuer PLC, 9.75%, 10/10/27(a)	GBP5	6,546
Thames Water Utilities Finance PLC
1.25%, 01/31/34(a)	EUR100	76,114
2.63%, 01/24/34(a)	GBP100	86,965
2.88%, 05/03/29(a)	GBP100	9,963
4.00%, 04/18/29(a)	EUR100	78,490
4.38%, 01/18/33(a)	EUR100	76,887

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United Kingdom (continued)
Thames Water Utilities Ltd., 0.00%, 03/22/27(a)(j)	GBP2	$2,484
TVL Finance PLC, 10.25%, 04/28/28(a)	GBP100	130,980
Victoria PLC, 3.63%, 08/24/26(a)	EUR100	113,467
Virgin Media Finance PLC, 5.00%, 07/15/30(c)	USD100	90,095
Virgin Media Secured Finance PLC
4.13%, 08/15/30(a)	GBP100	119,038
4.25%, 01/15/30(a)	GBP150	181,966
4.50%, 08/15/30(c)	USD115	106,973
5.50%, 05/15/29(c)	USD150	146,462
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/28(a)	GBP100	127,196
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(c)	USD75	72,703
Vmed O2 U.K. Financing I PLC
3.25%, 01/31/31(a)	EUR150	164,688
4.00%, 01/31/29(a)	GBP100	123,427
4.25%, 01/31/31(c)	USD150	136,640
4.75%, 07/15/31(c)	USD160	147,827
5.63%, 04/15/32(a)	EUR100	117,524
7.75%, 04/15/32(c)	USD75	78,213
Vodafone Group PLC
2.63%, 08/27/80, (5-year EUR Swap + 3.002%)(a)(b)	EUR100	113,811
3.00%, 08/27/80, (5-year EUR Swap + 3.477%)(a)(b)	EUR100	109,917
3.25%, 06/04/81, (5-year CMT + 2.447%)(b)	USD40	39,046
4.13%, 06/04/81, (5-year CMT + 2.767%)(b)	USD95	87,769
6.50%, 08/30/84, (5-year EUR Swap + 3.489%)(a)(b)	EUR150	188,293
7.00%, 04/04/79, (5-year USD Swap + 4.873%)(b)	USD240	250,800
8.00%, 08/30/86, (5-year UK Government Bond + 3.837%)(a)(b)	GBP100	144,445
Wolseley Group Finco PLC, 9.75%, 01/31/31(a)	GBP100	132,366
Zegona Finance PLC, 6.75%, 07/15/29(a)	EUR125	151,151
		9,594,163
United States — 64.1%
1261229 BC Ltd., 10.00%, 04/15/32(c)	USD500	509,375
Acadia Healthcare Co. Inc.
5.00%, 04/15/29(c)	USD58	56,096
5.50%, 07/01/28(c)(d)	USD33	32,578
7.38%, 03/15/33(c)(d)	USD65	66,828
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29(c)	USD70	66,796
6.00%, 08/01/29(c)	USD60	58,387
6.75%, 07/01/32(c)	USD25	25,313
7.50%, 11/06/30(c)	USD135	139,486
8.25%, 02/01/29(c)	USD100	103,448
8.50%, 06/15/29(c)	USD60	62,626
AdaptHealth LLC
4.63%, 08/01/29(c)	USD60	56,219
5.13%, 03/01/30(c)(d)	USD60	56,378
Adient Global Holdings Ltd.
7.00%, 04/15/28(c)	USD50	51,181
7.50%, 02/15/33(c)(d)	USD95	96,893
8.25%, 04/15/31(c)(d)	USD55	57,476
ADT Security Corp. (The), 4.13%, 08/01/29(c)(d)	USD110	105,295
Advance Auto Parts Inc.
3.90%, 04/15/30	USD50	45,250
7.00%, 08/01/30(c)	USD40	40,214
7.38%, 08/01/33(c)	USD45	45,281
Security	Par (000)	Value
United States (continued)
AECOM, 6.00%, 08/01/33(c)	USD65	$65,528
AES Corp. (The)
6.95%, 07/15/55, (5-year CMT + 2.890%)(b)	USD50	48,188
7.60%, 01/15/55, (5-year CMT + 3.201%)(b)(d)	USD115	116,581
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(c)	USD110	115,322
AG Issuer LLC, 6.25%, 03/01/28(c)	USD65	64,998
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27(c)	USD65	66,835
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.50%, 03/15/29(c)	USD135	127,264
4.63%, 01/15/27(c)	USD140	138,845
4.88%, 02/15/30(c)	USD110	107,291
5.88%, 02/15/28(c)	USD65	64,939
6.25%, 03/15/33(c)(d)	USD100	101,823
6.50%, 02/15/28(c)(d)	USD85	86,370
Alcoa Nederland Holding BV
4.13%, 03/31/29(c)	USD50	47,612
7.13%, 03/15/31(c)	USD75	78,223
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27(c)	USD75	73,406
5.88%, 11/01/29(c)	USD55	54,121
6.50%, 10/01/31(c)	USD100	101,562
6.75%, 10/15/27(c)	USD155	155,631
6.75%, 04/15/28(c)	USD135	136,687
7.00%, 01/15/31(c)	USD155	159,399
7.38%, 10/01/32(c)	USD90	92,563
Allied Universal Holdco LLC, 7.88%, 02/15/31(c)	USD265	277,919
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29(c)(d)	USD100	97,375
6.88%, 06/15/30(c)	USD115	117,750
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
3.63%, 06/01/28(a)	EUR100	112,701
4.63%, 06/01/28(c)	USD200	194,139
Allison Transmission Inc.
3.75%, 01/30/31(c)(d)	USD95	86,671
4.75%, 10/01/27(c)	USD55	54,506
5.88%, 06/01/29(c)	USD40	40,172
Ally Financial Inc.
6.65%, 01/17/40, (5-year CMT + 2.450%)(b)	USD60	59,507
6.70%, 02/14/33(d)	USD50	51,922
Alpha Generation LLC, 6.75%, 10/15/32(c)	USD120	122,632
Alumina Pty. Ltd.
6.13%, 03/15/30(c)	USD75	76,020
6.38%, 09/15/32(c)	USD50	50,665
AMC Entertainment Holdings Inc., 7.50%, 02/15/29(c)(d)	USD105	88,966
AMC Networks Inc.
4.25%, 02/15/29(d)	USD3	2,400
10.25%, 01/15/29(c)	USD100	102,630
10.50%, 07/15/32(c)(d)	USD50	50,875
Amentum Holdings Inc., 7.25%, 08/01/32(c)(d)	USD100	103,398
American Airlines Inc.
7.25%, 02/15/28(c)(d)	USD65	66,175
8.50%, 05/15/29(c)(d)	USD115	120,148
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(c)	USD325	324,918

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
American Axle & Manufacturing Inc.
5.00%, 10/01/29	USD60	$54,513
6.50%, 04/01/27	USD45	45,056
6.88%, 07/01/28(d)	USD50	49,925
American Builders & Contractors Supply Co. Inc.
3.88%, 11/15/29(c)(d)	USD35	32,958
4.00%, 01/15/28(c)	USD90	87,607
AmeriGas Partners LP/AmeriGas Finance Corp.
5.75%, 05/20/27	USD60	59,658
9.38%, 06/01/28(c)	USD40	41,171
9.50%, 06/01/30(c)	USD55	57,750
AmWINS Group Inc.
4.88%, 06/30/29(c)	USD100	97,033
6.38%, 02/15/29(c)	USD70	71,288
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29(c)	USD80	79,274
5.75%, 03/01/27(c)(d)	USD80	80,090
5.75%, 01/15/28(c)	USD55	54,998
6.63%, 02/01/32(c)	USD65	66,707
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp., 9.75%, 04/15/30(c)	USD25	25,981
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(c)(d)	USD190	182,116
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30(c)(d)	USD5	4,152
5.75%, 01/15/29(c)	USD26	23,072
Aptiv PLC/Aptiv Global Financing DAC, 6.88%, 12/15/54, (5-year CMT + 3.385%)(b)	USD60	60,490
Aramark Services Inc., 5.00%, 02/01/28(c)	USD110	109,022
Arches Buyer Inc.
4.25%, 06/01/28(c)	USD115	110,659
6.13%, 12/01/28(c)	USD50	47,116
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28(c)	USD75	75,085
6.63%, 09/01/32(c)	USD75	76,133
Arcosa Inc.
4.38%, 04/15/29(c)	USD50	48,207
6.88%, 08/15/32(c)	USD50	51,690
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
2.00%, 09/01/28(a)	EUR100	108,108
3.25%, 09/01/28(c)	USD75	70,707
4.00%, 09/01/29(c)	USD100	90,937
6.00%, 06/15/27(c)	USD75	75,053
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
2.13%, 08/15/26(a)	EUR100	113,205
4.13%, 08/15/26(c)	USD110	108,625
4.75%, 07/15/27(a)	GBP100	64,980
5.25%, 08/15/27(c)	USD100	49,662
Aretec Group Inc.
7.50%, 04/01/29(c)	USD50	50,000
10.00%, 08/15/30(c)	USD70	76,396
Arsenal AIC Parent LLC
8.00%, 10/01/30(c)	USD75	79,465
11.50%, 10/01/31(c)	USD35	38,935
Asbury Automotive Group Inc.
4.50%, 03/01/28	USD51	50,163
Security	Par (000)	Value
United States (continued)
4.63%, 11/15/29(c)(d)	USD95	$91,282
4.75%, 03/01/30(d)	USD35	33,623
5.00%, 02/15/32(c)	USD70	66,245
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 6.63%, 07/15/33(c)	USD25	25,323
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29(c)	USD75	74,719
6.63%, 10/15/32(c)	USD70	71,050
Ashton Woods USA LLC / Ashton Woods Finance Co., 6.88%, 08/01/33(c)	USD30	29,963
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 04/01/30(c)	USD30	28,201
ASP Unifrax Holdings Inc.
7.10%, 09/30/29, (5.85% Cash and 1.25% PIK)(c)(d)(h)	USD57	29,505
11.18%, 09/30/29, (10.43% Cash and 11.18% PIK)(c)(h)	USD141	129,112
AssuredPartners Inc.
5.63%, 01/15/29(c)	USD50	49,907
7.50%, 02/15/32(c)	USD50	53,386
AthenaHealth Group Inc., 6.50%, 02/15/30(c)	USD265	260,235
ATI Inc., 7.25%, 08/15/30(d)	USD35	36,614
Avantor Funding Inc.
3.88%, 11/01/29(c)	USD95	89,581
4.63%, 07/15/28(c)	USD155	151,512
Avient Corp.
6.25%, 11/01/31(c)	USD60	60,193
7.13%, 08/01/30(c)	USD75	77,032
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28(c)(d)	USD50	48,005
5.38%, 03/01/29(c)	USD70	66,938
8.00%, 02/15/31(c)	USD50	51,057
8.25%, 01/15/30(c)	USD80	82,192
8.38%, 06/15/32(c)	USD75	77,250
Avis Budget Finance PLC, 7.00%, 02/28/29(a)	EUR100	116,696
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(c)	USD75	77,956
Axalta Coating Systems LLC, 3.38%, 02/15/29(c)	USD75	70,174
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(c)	USD50	49,619
Axon Enterprise Inc.
6.13%, 03/15/30(c)	USD95	97,237
6.25%, 03/15/33(c)	USD95	97,377
Azorra Finance Ltd., 7.25%, 01/15/31(c)	USD25	25,534
B&G Foods Inc.
5.25%, 09/15/27(d)	USD55	48,877
8.00%, 09/15/28(c)	USD95	88,825
Ball Corp.
1.50%, 03/15/27	EUR100	111,878
2.88%, 08/15/30	USD125	112,331
3.13%, 09/15/31(d)	USD90	80,550
6.00%, 06/15/29	USD110	112,083
6.88%, 03/15/28	USD90	91,787
Bath & Body Works Inc.
5.25%, 02/01/28(d)	USD65	65,139
6.63%, 10/01/30(c)	USD80	81,900
7.50%, 06/15/29	USD40	40,969
Bausch & Lomb Corp., 8.38%, 10/01/28(c)	USD140	146,156

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Bausch Health Companies Inc.
4.88%, 06/01/28(c)	USD225	$199,125
5.25%, 01/30/30(c)	USD75	48,000
5.25%, 02/15/31(c)	USD50	29,819
6.25%, 02/15/29(c)	USD125	89,240
11.00%, 09/30/28(c)	USD264	271,260
BCPE Ulysses Intermediate Inc., 7.75%, 04/01/27, (7.75% PIK)(c)(d)(h)	USD50	50,000
Beach Acquisition Bidco LLC, 5.25%, 07/15/32(a)	EUR100	115,872
Belden Inc., 3.38%, 07/15/31(a)	EUR100	109,957
Block Inc.
3.50%, 06/01/31(d)	USD105	96,275
6.50%, 05/15/32	USD235	241,079
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.00%, 07/15/29(c)	USD45	46,689
7.25%, 07/15/32(c)	USD50	52,744
Boost Newco Borrower LLC, 7.50%, 01/15/31(c)	USD250	264,355
Boyd Gaming Corp.
4.75%, 12/01/27	USD120	118,986
4.75%, 06/15/31(c)	USD100	95,304
Brand Industrial Services Inc., 10.38%, 08/01/30(c)	USD130	117,975
Brandywine Operating Partnership LP
3.95%, 11/15/27	USD25	24,127
8.88%, 04/12/29	USD55	58,944
Bread Financial Holdings Inc.
8.38%, 06/15/35, (5-year CMT + 4.300%)(b)(c)(d)	USD40	41,400
9.75%, 03/15/29(c)	USD100	107,250
Brightline East LLC, 11.00%, 01/31/30(c)	USD125	81,250
Brightstar Lottery PLC
2.38%, 04/15/28(a)	EUR100	111,969
5.25%, 01/15/29(c)	USD75	74,437
6.25%, 01/15/27(c)	USD85	85,785
Brink's Co. (The)
4.63%, 10/15/27(c)	USD60	58,981
6.50%, 06/15/29(c)(d)	USD35	35,882
6.75%, 06/15/32(c)	USD45	46,327
Brookfield Property Finance ULC
4.00%, 09/30/26	CAD125	89,150
7.13%, 02/13/28	CAD100	74,900
Buckeye Partners LP
3.95%, 12/01/26	USD75	73,773
4.13%, 12/01/27	USD35	34,158
4.50%, 03/01/28(c)	USD50	48,917
6.75%, 02/01/30(c)	USD65	67,324
6.88%, 07/01/29(c)	USD85	87,615
Builders FirstSource Inc.
4.25%, 02/01/32(c)	USD150	138,375
5.00%, 03/01/30(c)	USD80	78,317
6.38%, 06/15/32(c)	USD65	66,480
6.38%, 03/01/34(c)	USD110	111,699
6.75%, 05/15/35(c)	USD75	76,969
Burford Capital Global Finance LLC
6.25%, 04/15/28(c)	USD50	49,807
9.25%, 07/01/31(c)	USD75	79,312
CACI International Inc., 6.38%, 06/15/33(c)	USD100	102,806
Caesars Entertainment Inc.
4.63%, 10/15/29(c)(d)	USD140	132,300
6.00%, 10/15/32(c)(d)	USD125	120,615
6.50%, 02/15/32(c)	USD155	158,040
7.00%, 02/15/30(c)	USD205	210,573
Security	Par (000)	Value
United States (continued)
Calpine Corp.
3.75%, 03/01/31(c)	USD110	$103,357
4.50%, 02/15/28(c)	USD130	128,562
4.63%, 02/01/29(c)	USD65	63,938
5.00%, 02/01/31(c)	USD110	108,679
5.13%, 03/15/28(c)(d)	USD150	149,184
Camelot Return Merger Sub Inc., 8.75%, 08/01/28(c)	USD85	77,883
Carnival PLC
1.00%, 10/28/29	EUR100	104,118
4.13%, 07/15/31(a)	EUR100	115,653
Carvana Co.
9.00%, 12/01/28, (9.00% PIK)(c)(h)	USD51	52,344
9.00%, 06/01/30, (13.00% PIK)(c)(h)	USD160	166,907
9.00%, 06/01/31, (9.00% PIK)(c)(h)	USD175	197,200
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(c)	USD325	296,728
4.25%, 01/15/34(c)(d)	USD235	202,255
4.50%, 08/15/30(c)	USD310	289,937
4.50%, 05/01/32(d)	USD310	281,397
4.50%, 06/01/33(c)(d)	USD190	168,674
4.75%, 03/01/30(c)	USD335	318,330
4.75%, 02/01/32(c)(d)	USD120	110,920
5.00%, 02/01/28(c)(d)	USD265	260,002
5.13%, 05/01/27(c)	USD355	351,894
5.38%, 06/01/29(c)	USD175	171,719
6.38%, 09/01/29(c)(d)	USD185	186,623
7.38%, 03/01/31(c)	USD130	133,599
Celanese U.S. Holdings LLC
0.63%, 09/10/28	EUR100	103,160
1.40%, 08/05/26	USD50	48,152
5.00%, 04/15/31	EUR100	114,212
6.50%, 04/15/30(d)	USD70	70,611
6.67%, 07/15/27	USD177	181,368
6.75%, 04/15/33(d)	USD105	105,910
6.83%, 07/15/29	USD75	77,845
6.85%, 11/15/28	USD100	104,184
6.88%, 07/15/32(d)	USD125	129,108
7.05%, 11/15/30(d)	USD125	129,920
7.20%, 11/15/33(d)	USD100	104,308
Central Garden & Pet Co.
4.13%, 10/15/30(d)	USD50	47,130
4.13%, 04/30/31(c)(d)	USD40	37,076
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29(c)(d)	USD75	61,779
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., 8.00%, 06/15/29(c)	USD90	75,413
Century Communities Inc.
3.88%, 08/15/29(c)	USD50	46,121
6.75%, 06/01/27	USD50	50,050
Charles River Laboratories International Inc.
3.75%, 03/15/29(c)	USD60	56,370
4.00%, 03/15/31(c)	USD65	59,577
4.25%, 05/01/28(c)	USD50	48,485
Chart Industries Inc.
7.50%, 01/01/30(c)	USD164	171,790
9.50%, 01/01/31(c)(d)	USD50	53,438
Chemours Co. (The)
4.63%, 11/15/29(c)	USD55	46,368
5.38%, 05/15/27	USD50	48,938
5.75%, 11/15/28(c)	USD80	73,680

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
8.00%, 01/15/33(c)(d)	USD20	$18,605
Chobani Holdco II LLC, 8.75%, 10/01/29, (8.75% PIK)(c)(h)	USD78	83,721
Chobani LLC/Chobani Finance Corp. Inc.
4.63%, 11/15/28(c)	USD50	49,068
7.63%, 07/01/29(c)(d)	USD50	52,013
CHS/Community Health Systems Inc.
4.75%, 02/15/31(c)(d)	USD120	99,915
5.25%, 05/15/30(c)(d)	USD165	144,485
5.63%, 03/15/27(c)	USD205	205,322
6.00%, 01/15/29(c)	USD65	61,797
6.13%, 04/01/30(c)	USD125	87,586
6.88%, 04/15/29(c)	USD140	109,900
9.75%, 01/15/34(c)	USD135	135,872
10.88%, 01/15/32(c)(d)	USD260	272,252
Churchill Downs Inc.
4.75%, 01/15/28(c)	USD75	73,969
5.50%, 04/01/27(c)	USD75	74,898
5.75%, 04/01/30(c)	USD120	119,754
6.75%, 05/01/31(c)	USD55	56,173
Cinemark USA Inc.
5.25%, 07/15/28(c)	USD85	84,444
7.00%, 08/01/32(c)(d)	USD40	41,305
CITGO Petroleum Corp., 8.38%, 01/15/29(c)	USD110	114,409
Civitas Resources Inc.
5.00%, 10/15/26(c)	USD35	34,629
8.38%, 07/01/28(c)	USD155	159,531
8.63%, 11/01/30(c)	USD100	101,936
8.75%, 07/01/31(c)	USD155	156,737
9.63%, 06/15/33(c)	USD95	97,716
Clarios Global LP / Clarios U.S. Finance Co., 4.75%, 06/15/31(a)	EUR100	115,112
Clarios Global LP/Clarios U.S. Finance Co.
6.75%, 05/15/28(c)	USD100	102,228
6.75%, 02/15/30(c)(d)	USD85	87,531
8.50%, 05/15/27(c)	USD195	196,276
Clarivate Science Holdings Corp.
3.88%, 07/01/28(c)	USD110	105,133
4.88%, 07/01/29(c)	USD110	102,987
Clean Harbors Inc.
4.88%, 07/15/27(c)	USD50	49,619
6.38%, 02/01/31(c)	USD40	40,848
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27(c)	USD155	154,775
7.13%, 02/15/31(c)	USD50	49,928
7.50%, 06/01/29(c)(d)	USD125	113,911
7.50%, 03/15/33(c)	USD50	49,875
7.75%, 04/15/28(c)(d)	USD110	103,812
7.88%, 04/01/30(c)(d)	USD90	92,637
9.00%, 09/15/28(c)	USD75	78,581
Clearway Energy Operating LLC
3.75%, 02/15/31(c)	USD95	86,637
4.75%, 03/15/28(c)	USD85	83,397
Cleveland-Cliffs Inc.
5.88%, 06/01/27	USD45	45,056
6.75%, 04/15/30(c)	USD100	99,625
6.88%, 11/01/29(c)	USD85	85,039
7.00%, 03/15/32(c)(d)	USD170	166,016
7.38%, 05/01/33(c)(d)	USD95	92,487
7.50%, 09/15/31(c)	USD105	104,896
Security	Par (000)	Value
United States (continued)
Cloud Software Group Inc.
6.50%, 03/31/29(c)	USD430	$434,837
8.25%, 06/30/32(c)(d)	USD195	207,462
9.00%, 09/30/29(c)	USD420	434,700
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29(c)	USD65	65,772
6.75%, 04/15/32(c)	USD150	153,382
6.88%, 01/15/30(c)	USD60	61,401
8.75%, 04/15/30(c)(d)	USD115	117,300
CNX Resources Corp.
6.00%, 01/15/29(c)(d)	USD65	64,975
7.25%, 03/01/32(c)	USD50	51,573
7.38%, 01/15/31(c)	USD45	46,517
Cogent Communications Group Inc./Cogent Communications Finance Inc., 7.00%, 06/15/27(c)(d)	USD45	45,056
Cogent Communications Group LLC/Cogent Finance Inc., 6.50%, 07/01/32(c)	USD70	68,600
Coinbase Global Inc.
3.38%, 10/01/28(c)(d)	USD105	98,832
3.63%, 10/01/31(c)	USD70	62,710
CommScope LLC
4.75%, 09/01/29(c)(d)	USD87	84,622
7.13%, 07/01/28(c)(d)	USD85	84,083
8.25%, 03/01/27(c)(d)	USD125	125,223
9.50%, 12/15/31(c)(d)	USD50	52,683
CommScope Technologies LLC, 5.00%, 03/15/27(c)	USD90	88,191
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(c)	USD100	92,839
Compass Minerals International Inc., 8.00%, 07/01/30(c)	USD30	31,088
Comstock Resources Inc.
5.88%, 01/15/30(c)	USD110	103,599
6.75%, 03/01/29(c)	USD165	162,348
Consolidated Communications Inc.
5.00%, 10/01/28(c)	USD35	35,338
6.50%, 10/01/28(c)	USD85	86,339
Constellium SE
3.13%, 07/15/29(a)	EUR100	111,528
3.75%, 04/15/29(c)	USD50	46,910
Cooper-Standard Automotive Inc., 13.50%, 03/31/27, (13.50% Cash)(c)(h)	USD50	52,536
CoreWeave Inc.
9.00%, 02/01/31(c)	USD130	129,252
9.25%, 06/01/30(c)	USD205	206,025
Cornerstone Building Brands Inc., 9.50%, 08/15/29(c)(d)	USD45	41,232
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 06/15/31(c)	USD150	146,678
7.50%, 12/15/33(c)	USD50	53,254
Credit Acceptance Corp.
6.63%, 03/15/30(c)(d)	USD45	45,430
9.25%, 12/15/28(c)	USD60	63,438
Crescent Energy Finance LLC
7.38%, 01/15/33(c)	USD115	110,128
7.63%, 04/01/32(c)(d)	USD130	127,166
8.38%, 01/15/34(c)	USD45	44,544
Crown Americas LLC
5.25%, 04/01/30	USD70	70,772
5.88%, 06/01/33(c)	USD75	75,189

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26	USD35	$34,646
Crown European Holdings SACA
4.50%, 01/15/30(a)	EUR100	119,035
4.75%, 03/15/29(a)	EUR100	119,318
CSC Holdings LLC
3.38%, 02/15/31(c)	USD100	65,637
4.13%, 12/01/30(c)	USD125	84,141
4.50%, 11/15/31(c)	USD200	133,400
4.63%, 12/01/30(c)	USD275	128,562
5.38%, 02/01/28(c)	USD50	45,961
5.50%, 04/15/27(c)	USD150	144,937
5.75%, 01/15/30(c)	USD250	122,979
6.50%, 02/01/29(c)	USD200	158,535
7.50%, 04/01/28(c)	USD125	100,830
11.25%, 05/15/28(c)	USD125	125,694
11.75%, 01/31/29(c)	USD250	234,252
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28(c)	USD75	75,553
8.88%, 09/01/31(c)	USD40	42,835
CVR Energy Inc.
5.75%, 02/15/28(c)	USD45	43,305
8.50%, 01/15/29(c)	USD50	49,125
CVS Health Corp.
6.75%, 12/10/54, (5-year CMT + 2.516%)(b)	USD75	75,310
7.00%, 03/10/55, (5-year CMT + 2.886%)(b)	USD250	257,794
Dana Financing Luxembourg SARL, 8.50%, 07/15/31(a)	EUR100	123,433
Dana Inc.
4.25%, 09/01/30(d)	USD50	49,214
5.38%, 11/15/27	USD40	40,054
5.63%, 06/15/28	USD30	30,034
Darling Global Finance BV, 4.50%, 07/15/32(a)	EUR100	115,503
Darling Ingredients Inc.
5.25%, 04/15/27(c)	USD50	49,900
6.00%, 06/15/30(c)	USD130	130,775
DaVita Inc.
3.75%, 02/15/31(c)	USD150	136,138
4.63%, 06/01/30(c)	USD290	276,848
6.75%, 07/15/33(c)	USD115	118,461
6.88%, 09/01/32(c)(d)	USD110	113,120
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.13%, 06/01/28(c)	USD50	50,242
7.38%, 06/30/33(c)	USD20	19,762
8.63%, 03/15/29(c)	USD100	104,114
Dentsply Sirona Inc., 8.38%, 09/12/55, (5-year CMT + 2.769%)(b)(d)	USD50	50,372
Directv Financing LLC, 8.88%, 02/01/30(c)(d)	USD70	68,229
Directv Financing LLC/Directv Financing Co-Obligor Inc.
5.88%, 08/15/27(c)	USD400	397,952
10.00%, 02/15/31(c)	USD235	226,380
Discovery Communications LLC, 3.63%, 05/15/30	USD50	44,195
DISH DBS Corp.
5.25%, 12/01/26(c)	USD310	291,400
5.75%, 12/01/28(c)	USD275	245,437
7.38%, 07/01/28	USD105	81,309
7.75%, 07/01/26	USD225	200,176
5.13%, 06/01/29	USD150	111,375
DISH Network Corp., 11.75%, 11/15/27(c)	USD388	404,300
Security	Par (000)	Value
United States (continued)
Diversified Healthcare Trust
4.38%, 03/01/31(d)	USD40	$33,412
4.75%, 02/15/28	USD60	55,535
DPL Inc., 4.35%, 04/15/29	USD40	39,050
EchoStar Corp.
6.75%, 11/30/30, (6.75% PIK)(d)(h)	USD259	245,993
10.75%, 11/30/29	USD226	237,621
Edgewell Personal Care Co.
4.13%, 04/01/29(c)	USD50	47,347
5.50%, 06/01/28(c)	USD80	79,540
Edison International
7.88%, 06/15/54, (5-year CMT + 3.658%)(b)	USD60	57,649
8.13%, 06/15/53, (5-year CMT + 3.864%)(b)	USD50	48,935
EMRLD Borrower LP/Emerald Co-Issuer Inc.
6.38%, 12/15/30(a)	EUR100	119,677
6.63%, 12/15/30(c)	USD310	316,048
6.75%, 07/15/31(c)	USD50	51,498
Encino Acquisition Partners Holdings LLC
8.50%, 05/01/28(c)	USD75	76,607
8.75%, 05/01/31(c)	USD45	49,658
Encompass Health Corp.
4.50%, 02/01/28	USD90	88,324
4.63%, 04/01/31(d)	USD40	38,200
4.75%, 02/01/30	USD80	78,119
Encore Capital Group Inc.
8.50%, 05/15/30(c)	USD50	52,716
9.25%, 04/01/29(c)	USD70	73,896
Endo Finance Holdings Inc., 8.50%, 04/15/31(c)(d)	USD105	111,765
Energizer Gamma Acquisition BV, 3.50%, 06/30/29(a)	EUR100	110,644
Energizer Holdings Inc.
4.38%, 03/31/29(c)(d)	USD90	85,339
4.75%, 06/15/28(c)	USD60	58,457
Energy Transfer LP
7.13%, 10/01/54, (5-year CMT + 2.829%)(b)(d)	USD50	51,275
8.00%, 05/15/54, (5-year CMT + 4.020%)(b)(d)	USD65	69,110
Entegris Inc.
3.63%, 05/01/29(c)(d)	USD35	32,857
4.38%, 04/15/28(c)	USD50	48,704
4.75%, 04/15/29(c)	USD175	171,416
5.95%, 06/15/30(c)(d)	USD100	100,915
EquipmentShare.com Inc.
8.00%, 03/15/33(c)	USD45	47,055
8.63%, 05/15/32(c)(d)	USD70	74,509
9.00%, 05/15/28(c)	USD120	126,475
EUSHI Finance Inc., 7.63%, 12/15/54, (5-year CMT + 3.136%)(b)	USD50	52,201
EW Scripps Co. (The), 9.88%, 08/15/30(c)	USD35	34,839
Fair Isaac Corp.
4.00%, 06/15/28(c)	USD100	96,586
6.00%, 05/15/33(c)(d)	USD150	150,956
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc.
4.63%, 01/15/29(c)	USD100	95,111
6.75%, 01/15/30(c)(d)	USD130	121,975
FirstCash Inc.
4.63%, 09/01/28(c)	USD50	48,852
5.63%, 01/01/30(c)	USD45	44,575
6.88%, 03/01/32(c)	USD65	66,706
FMC Corp., 8.45%, 11/01/55, (5-year CMT + 4.366%)(b)	USD75	77,524

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Focus Financial Partners LLC, 6.75%, 09/15/31(c)	USD120	$122,630
FTAI Aviation Investors LLC
5.50%, 05/01/28(c)	USD125	125,091
5.88%, 04/15/33(c)(d)	USD60	59,475
7.00%, 05/01/31(c)	USD83	86,242
7.00%, 06/15/32(c)	USD90	93,270
7.88%, 12/01/30(c)	USD50	52,938
Freedom Mortgage Corp.
6.63%, 01/15/27(c)	USD60	60,012
12.00%, 10/01/28(c)	USD75	80,203
12.25%, 10/01/30(c)	USD50	55,356
Freedom Mortgage Holdings LLC
8.38%, 04/01/32(c)(d)	USD85	87,136
9.13%, 05/15/31(c)	USD70	72,794
9.25%, 02/01/29(c)	USD105	109,652
Frontier Communications Holdings LLC
5.00%, 05/01/28(c)	USD165	164,794
5.88%, 10/15/27(c)(d)	USD110	110,061
5.88%, 11/01/29	USD75	75,735
6.00%, 01/15/30(c)(d)	USD95	96,069
6.75%, 05/01/29(c)	USD95	95,873
8.63%, 03/15/31(c)	USD75	79,500
8.75%, 05/15/30(c)	USD175	183,373
FXI Holdings Inc.
12.25%, 11/15/26(c)	USD84	75,180
12.25%, 11/15/26(c)(d)	USD49	43,709
Gap Inc. (The)
3.63%, 10/01/29(c)	USD80	73,812
3.88%, 10/01/31(c)	USD94	83,522
Gen Digital Inc.
6.25%, 04/01/33(c)(d)	USD105	107,009
6.75%, 09/30/27(c)	USD90	91,563
7.13%, 09/30/30(c)	USD65	66,958
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28	USD65	65,619
7.88%, 05/15/32	USD85	87,947
8.00%, 05/15/33	USD65	67,372
8.25%, 01/15/29	USD70	73,021
8.88%, 04/15/30	USD55	58,196
GEO Group Inc. (The)
8.63%, 04/15/29	USD85	90,321
10.25%, 04/15/31	USD60	66,047
Global Atlantic Fin Co., 7.95%, 10/15/54, (5-year CMT + 3.608%)(b)(c)	USD75	78,520
Global Partners LP / GLP Finance Corp., 7.13%, 07/01/33(c)	USD40	40,609
Global Partners LP/GLP Finance Corp., 8.25%, 01/15/32(c)	USD30	31,482
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29(c)	USD95	89,048
5.25%, 12/01/27(c)	USD60	59,768
Goodyear Europe BV, 2.75%, 08/15/28(a)	EUR100	112,158
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27	USD85	84,645
5.00%, 07/15/29(d)	USD95	92,150
5.25%, 04/30/31(d)	USD45	42,651
5.25%, 07/15/31(d)	USD65	61,713
5.63%, 04/30/33(d)	USD40	37,575
6.63%, 07/15/30(d)	USD65	66,934
Graphic Packaging International LLC
3.50%, 03/15/28(c)	USD35	33,378
Security	Par (000)	Value
United States (continued)
3.75%, 02/01/30(c)	USD30	$28,034
6.38%, 07/15/32(c)(d)	USD70	70,904
Gray Media Inc.
7.25%, 08/15/33(c)	USD30	29,844
9.63%, 07/15/32(c)	USD10	10,063
Gray Television Inc.
4.75%, 10/15/30(c)	USD85	63,370
5.38%, 11/15/31(c)(d)	USD145	106,473
10.50%, 07/15/29(c)(d)	USD145	156,781
Group 1 Automotive Inc.
4.00%, 08/15/28(c)(d)	USD75	72,304
6.38%, 01/15/30(c)	USD50	51,046
Harvest Midstream I LP
7.50%, 09/01/28(c)	USD75	75,889
7.50%, 05/15/32(c)	USD70	72,752
Helios Software Holdings Inc./ION Corporate Solutions Finance SARL
7.88%, 05/01/29(a)	EUR100	119,159
8.75%, 05/01/29(c)	USD100	102,083
Herc Holdings Inc.
5.50%, 07/15/27(c)	USD110	109,574
6.63%, 06/15/29(c)(d)	USD90	92,137
7.00%, 06/15/30(c)	USD170	175,312
7.25%, 06/15/33(c)(d)	USD125	129,354
Hertz Corp. (The)
4.63%, 12/01/26(c)(d)	USD70	63,175
5.00%, 12/01/29(c)(d)	USD100	70,572
12.63%, 07/15/29(c)(d)	USD150	156,079
Hess Midstream Operations LP
4.25%, 02/15/30(c)	USD95	91,794
5.13%, 06/15/28(c)	USD45	44,786
5.50%, 10/15/30(c)	USD40	40,144
5.88%, 03/01/28(c)	USD100	101,618
6.50%, 06/01/29(c)	USD65	66,934
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(c)	USD55	53,919
6.00%, 04/15/30(c)	USD70	68,600
6.00%, 02/01/31(c)	USD55	52,887
6.25%, 11/01/28(c)(d)	USD85	85,170
6.25%, 04/15/32(c)	USD60	57,407
6.88%, 05/15/34(c)	USD40	38,392
7.25%, 02/15/35(c)	USD115	111,889
8.38%, 11/01/33(c)	USD55	57,364
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32(c)	USD170	153,200
3.75%, 05/01/29(c)	USD100	95,270
4.00%, 05/01/31(c)	USD125	116,517
4.88%, 01/15/30(d)	USD105	103,792
5.75%, 05/01/28(c)	USD45	45,031
5.75%, 09/15/33(c)	USD25	25,024
5.88%, 04/01/29(c)(d)	USD65	66,011
5.88%, 03/15/33(c)	USD110	111,113
6.13%, 04/01/32(c)	USD60	61,200
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31(c)(d)	USD50	45,910
5.00%, 06/01/29(c)(d)	USD85	81,352
6.63%, 01/15/32(c)	USD100	101,125
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27	USD60	59,946

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
HLF Financing SARL LLC/Herbalife International Inc.
4.88%, 06/01/29(c)(d)	USD75	$62,873
12.25%, 04/15/29(c)(d)	USD75	81,844
Hologic Inc.
3.25%, 02/15/29(c)	USD100	94,710
4.63%, 02/01/28(c)	USD50	49,295
Howard Hughes Corp. (The)
4.13%, 02/01/29(c)	USD90	85,829
4.38%, 02/01/31(c)	USD65	59,821
5.38%, 08/01/28(c)	USD75	74,570
Howard Midstream Energy Partners LLC
7.38%, 07/15/32(c)	USD80	82,608
8.88%, 07/15/28(c)	USD50	52,289
HUB International Ltd.
5.63%, 12/01/29(c)(d)	USD65	64,614
7.25%, 06/15/30(c)	USD355	369,995
7.38%, 01/31/32(c)	USD205	213,456
Hudson Pacific Properties LP
3.25%, 01/15/30	USD35	27,946
3.95%, 11/01/27	USD50	47,125
4.65%, 04/01/29(d)	USD50	43,630
Hughes Satellite Systems Corp.
5.25%, 08/01/26(d)	USD75	69,067
6.63%, 08/01/26	USD85	64,600
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29	USD85	73,099
5.25%, 05/15/27	USD167	162,679
9.00%, 06/15/30(d)	USD65	63,139
9.75%, 01/15/29	USD75	75,951
10.00%, 11/15/29(c)(d)	USD55	55,688
iHeartCommunications Inc.
7.75%, 08/15/30(c)	USD77	60,558
9.13%, 05/01/29(c)	USD71	59,665
10.88%, 05/01/30(c)	USD71	35,194
Imola Merger Corp., 4.75%, 05/15/29(c)	USD225	218,117
Incora Top Holdco LLC, 6.00%, 01/31/33(k)	USD27	25,739
IQVIA Inc.
2.25%, 03/15/29(a)	EUR100	110,325
2.88%, 06/15/28(a)	EUR100	112,796
5.00%, 10/15/26(c)	USD100	99,738
5.00%, 05/15/27(c)	USD120	119,310
6.25%, 06/01/32(c)	USD220	225,676
6.50%, 05/15/30(c)	USD50	51,572
Iron Mountain Inc.
4.50%, 02/15/31(c)	USD130	122,968
4.88%, 09/15/27(c)	USD120	119,100
4.88%, 09/15/29(c)	USD120	117,275
5.00%, 07/15/28(c)	USD50	49,435
5.25%, 03/15/28(c)	USD75	74,702
5.25%, 07/15/30(c)	USD145	142,496
5.63%, 07/15/32(c)	USD60	59,211
6.25%, 01/15/33(c)	USD130	132,112
7.00%, 02/15/29(c)	USD100	102,711
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32(c)	USD80	76,592
ITT Holdings LLC, 6.50%, 08/01/29(c)	USD140	133,357
Jane Street Group/JSG Finance Inc.
4.50%, 11/15/29(c)	USD50	47,870
6.13%, 11/01/32(c)	USD190	188,575
Security	Par (000)	Value
United States (continued)
6.75%, 05/01/33(c)	USD145	$148,419
7.13%, 04/30/31(c)	USD160	165,342
Jazz Securities DAC, 4.38%, 01/15/29(c)	USD180	174,150
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00%, 08/15/28(c)	USD100	96,500
6.63%, 10/15/31(c)	USD75	74,591
Jefferson Capital Holdings LLC
8.25%, 05/15/30(c)	USD60	62,521
9.50%, 02/15/29(c)	USD50	52,750
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(c)(d)	USD215	205,995
Kaiser Aluminum Corp.
4.50%, 06/01/31(c)(d)	USD60	55,827
4.63%, 03/01/28(c)	USD50	48,803
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution Inc., 9.00%, 02/15/29(c)	USD95	99,067
Kennedy-Wilson Inc.
4.75%, 03/01/29	USD55	51,677
4.75%, 02/01/30(d)	USD75	69,073
5.00%, 03/01/31(d)	USD71	64,915
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(c)	USD75	74,600
Kinetik Holdings LP
5.88%, 06/15/30(c)(d)	USD95	95,141
6.63%, 12/15/28(c)	USD115	117,473
Kohl's Corp., 5.13%, 05/01/31(d)	USD50	36,097
LABL Inc.
5.88%, 11/01/28(c)	USD50	43,922
8.25%, 11/01/29(c)(d)	USD55	43,740
8.63%, 10/01/31(c)(d)	USD100	83,015
10.50%, 07/15/27(c)	USD70	65,975
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27(c)	USD70	68,723
4.75%, 06/15/29(c)	USD53	51,493
7.00%, 07/15/31(c)	USD90	94,245
Lamar Media Corp.
3.63%, 01/15/31	USD55	50,600
3.75%, 02/15/28	USD75	72,424
4.00%, 02/15/30	USD60	56,925
4.88%, 01/15/29	USD30	29,445
Lamb Weston Holdings Inc.
4.13%, 01/31/30(c)	USD90	85,493
4.38%, 01/31/32(c)	USD70	65,324
4.88%, 05/15/28(c)	USD65	64,188
LBM Acquisition LLC, 6.25%, 01/15/29(c)	USD80	70,200
LCM Investments Holdings II LLC
4.88%, 05/01/29(c)	USD100	97,060
8.25%, 08/01/31(c)(d)	USD105	111,037
LCPR Senior Secured Financing DAC
5.13%, 07/15/29(c)	USD75	50,569
6.75%, 10/15/27(c)	USD165	126,637
Level 3 Financing Inc.
3.88%, 10/15/30(c)	USD60	52,170
4.00%, 04/15/31(c)(d)	USD65	56,518
4.50%, 04/01/30(c)	USD75	67,500
4.88%, 06/15/29(c)(d)	USD95	89,223
6.88%, 06/30/33(c)	USD200	202,750
10.75%, 12/15/30(c)	USD100	112,939
11.00%, 11/15/29(c)	USD157	177,727

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Levi Strauss & Co., 4.00%, 08/15/30(a)	EUR100	$115,921
LGI Homes Inc.
7.00%, 11/15/32(c)(d)	USD35	33,664
8.75%, 12/15/28(c)(d)	USD50	52,298
Liberty Mutual Group Inc., 4.13%, 12/15/51, (5-year CMT + 3.315%)(b)(c)	USD50	48,526
LifePoint Health Inc.
5.38%, 01/15/29(c)	USD70	65,780
8.38%, 02/15/32(c)	USD60	63,844
9.88%, 08/15/30(c)	USD90	96,893
10.00%, 06/01/32(c)(d)	USD85	88,294
11.00%, 10/15/30(c)	USD125	137,159
Light & Wonder International Inc.
7.00%, 05/15/28(c)	USD80	80,164
7.25%, 11/15/29(c)	USD50	51,336
7.50%, 09/01/31(c)	USD50	52,166
Lightning Power LLC, 7.25%, 08/15/32(c)	USD160	167,328
Lithia Motors Inc.
3.88%, 06/01/29(c)(d)	USD80	75,569
4.38%, 01/15/31(c)(d)	USD50	47,063
4.63%, 12/15/27(c)	USD50	49,244
Live Nation Entertainment Inc.
3.75%, 01/15/28(c)	USD45	43,704
4.75%, 10/15/27(c)(d)	USD95	93,585
6.50%, 05/15/27(c)	USD135	136,388
Lumen Technologies Inc.
4.13%, 04/15/30(c)(d)	USD50	48,720
10.00%, 10/15/32(c)	USD56	56,971
Macy's Retail Holdings LLC
5.88%, 03/15/30(c)(d)	USD13	12,838
6.13%, 03/15/32(c)(d)	USD45	43,035
7.38%, 08/01/33(c)(d)	USD20	20,075
Madison IAQ LLC
4.13%, 06/30/28(c)	USD75	72,606
5.88%, 06/30/29(c)	USD105	102,200
Magnera Corp.
4.75%, 11/15/29(c)(d)	USD50	44,139
7.25%, 11/15/31(c)(d)	USD70	65,742
Matador Resources Co.
6.25%, 04/15/33(c)(d)	USD75	74,193
6.50%, 04/15/32(c)	USD105	105,394
6.88%, 04/15/28(c)	USD45	45,753
Match Group Holdings II LLC
3.63%, 10/01/31(c)	USD60	53,548
4.13%, 08/01/30(c)	USD35	32,639
4.63%, 06/01/28(c)	USD60	58,638
5.00%, 12/15/27(c)	USD50	49,619
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/27(c)	USD300	302,757
9.25%, 04/15/27(c)	USD135	133,614
McAfee Corp., 7.38%, 02/15/30(c)(d)	USD210	194,469
McGraw-Hill Education Inc.
5.75%, 08/01/28(c)	USD100	99,711
7.38%, 09/01/31(c)	USD75	77,843
8.00%, 08/01/29(c)	USD80	81,300
Medline Borrower LP
3.88%, 04/01/29(c)	USD505	481,012
5.25%, 10/01/29(c)	USD290	284,582
Medline Borrower LP/Medline Co-Issuer Inc., 6.25%, 04/01/29(c)	USD160	163,182
Security	Par (000)	Value
United States (continued)
Methanex U.S. Operations Inc., 6.25%, 03/15/32(c)(d)	USD75	$74,344
MGM Resorts International
4.63%, 09/01/26	USD57	56,786
4.75%, 10/15/28(d)	USD90	88,816
5.50%, 04/15/27	USD66	66,240
6.13%, 09/15/29(d)	USD110	111,336
6.50%, 04/15/32(d)	USD90	91,350
Michaels Companies Inc. (The)
5.25%, 05/01/28(c)(d)	USD90	71,961
7.88%, 05/01/29(c)(d)	USD165	110,482
Midcap Financial Issuer Trust
5.63%, 01/15/30(c)	USD50	46,948
6.50%, 05/01/28(c)	USD115	113,981
Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, 6.75%, 04/01/32(c)	USD75	76,534
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/30(c)(d)	USD50	47,630
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC
8.25%, 04/15/30(c)	USD95	98,551
11.88%, 04/15/31(c)	USD55	57,078
Molina Healthcare Inc.
3.88%, 11/15/30(c)	USD50	45,006
3.88%, 05/15/32(c)	USD85	74,224
4.38%, 06/15/28(c)	USD80	76,393
6.25%, 01/15/33(c)	USD75	73,979
MPH Acquisition Holdings LLC
5.75%, 12/31/30(c)	USD89	73,332
6.75%, 03/31/31, (6.00 % in Cash and 0.75 % in PIK)(c)(h)	USD64	49,252
11.50%, 12/31/30, (6.50 % Cash and 5.00 % in PIK)(c)(h)	USD71	70,070
MPT Operating Partnership LP/MPT Finance Corp.
3.38%, 04/24/30	GBP125	110,396
3.50%, 03/15/31	USD135	92,097
4.63%, 08/01/29	USD75	57,000
5.00%, 10/15/27	USD160	146,800
7.00%, 02/15/32(a)	EUR125	146,281
8.50%, 02/15/32(c)(d)	USD165	171,250
Murphy Oil USA Inc.
3.75%, 02/15/31(c)	USD80	73,367
4.75%, 09/15/29	USD25	24,417
Nabors Industries Inc.
7.38%, 05/15/27(c)	USD70	70,679
8.88%, 08/15/31(c)	USD50	40,125
9.13%, 01/31/30(c)	USD95	94,051
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30(c)	USD60	60,395
5.50%, 08/15/28(c)	USD100	99,884
5.75%, 11/15/31(c)	USD60	60,598
6.00%, 01/15/27(c)	USD65	65,083
6.50%, 08/01/29(c)	USD70	71,547
7.13%, 02/01/32(c)	USD120	125,310
Navient Corp.
4.88%, 03/15/28	USD55	53,688
5.00%, 03/15/27	USD85	83,981
5.50%, 03/15/29(d)	USD90	88,060
7.88%, 06/15/32(d)	USD65	67,762
9.38%, 07/25/30	USD45	49,226
11.50%, 03/15/31	USD50	56,130

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
NCL Corp. Ltd.
5.88%, 02/15/27(c)	USD120	$120,210
6.75%, 02/01/32(c)	USD215	220,872
7.75%, 02/15/29(c)	USD60	63,681
8.13%, 01/15/29(c)	USD75	78,847
NCL Finance Ltd., 6.13%, 03/15/28(c)	USD50	50,698
NCR Atleos Corp., 9.50%, 04/01/29(c)	USD150	162,045
NCR Voyix Corp.
5.00%, 10/01/28(c)	USD70	68,809
5.13%, 04/15/29(c)	USD50	48,991
Neptune Bidco U.S. Inc., 9.29%, 04/15/29(c)	USD285	275,766
Newell Brands Inc.
6.38%, 09/15/27(d)	USD60	60,623
6.38%, 05/15/30(d)	USD75	72,841
6.63%, 09/15/29	USD50	49,838
6.63%, 05/15/32(d)	USD35	33,514
8.50%, 06/01/28(c)	USD145	152,025
Newfold Digital Holdings Group Inc.
6.00%, 02/15/29(c)	USD65	39,176
11.75%, 10/15/28(c)	USD55	39,765
Nexstar Media Inc.
4.75%, 11/01/28(c)(d)	USD120	116,544
5.63%, 07/15/27(c)	USD200	199,600
NFE Financing LLC, 12.00%, 11/15/29(c)(d)	USD375	130,330
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/29(c)	USD105	103,848
8.38%, 02/15/32(c)(d)	USD140	136,818
Nissan Motor Acceptance Co. LLC
2.75%, 03/09/28(c)(d)	USD50	46,343
5.30%, 09/13/27(c)	USD50	49,625
7.05%, 09/15/28(c)	USD75	77,209
Noble Finance II LLC, 8.00%, 04/15/30(c)	USD145	147,472
Nordstrom Inc.
4.25%, 08/01/31(d)	USD55	48,351
4.38%, 04/01/30(d)	USD55	50,145
Northern Oil & Gas Inc.
8.13%, 03/01/28(c)	USD75	75,750
8.75%, 06/15/31(c)	USD40	41,166
Novelis Corp.
3.25%, 11/15/26(c)	USD65	63,944
3.88%, 08/15/31(c)	USD95	85,328
4.75%, 01/30/30(c)	USD195	186,816
6.88%, 01/30/30(c)(d)	USD95	97,783
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29(a)	EUR100	111,094
NRG Energy Inc.
3.38%, 02/15/29(c)	USD60	56,332
3.63%, 02/15/31(c)	USD105	96,118
3.88%, 02/15/32(c)	USD61	55,730
5.25%, 06/15/29(c)	USD65	64,270
5.75%, 01/15/28	USD80	80,259
5.75%, 07/15/29(c)	USD95	94,858
6.00%, 02/01/33(c)	USD85	85,242
6.25%, 11/01/34(c)	USD120	121,479
NuStar Logistics LP
5.63%, 04/28/27	USD70	70,210
6.38%, 10/01/30	USD60	61,759
Office Properties Income Trust
3.25%, 03/15/27(c)	USD48	39,418
9.00%, 09/30/29(c)(d)	USD50	37,125
Security	Par (000)	Value
United States (continued)
OI European Group BV
4.75%, 02/15/30(c)(d)	USD40	$37,934
6.25%, 05/15/28(a)	EUR100	117,839
Olin Corp.
5.00%, 02/01/30(d)	USD50	47,873
5.63%, 08/01/29(d)	USD60	59,204
6.63%, 04/01/33(c)(d)	USD70	68,112
Olympus Water U.S. Holding Corp.
3.88%, 10/01/28(a)	EUR100	112,453
4.25%, 10/01/28(c)	USD100	95,218
6.25%, 10/01/29(c)	USD75	71,812
7.25%, 06/15/31(c)	USD75	76,573
9.63%, 11/15/28(a)	EUR100	119,787
9.75%, 11/15/28(c)	USD225	236,032
OneMain Finance Corp.
3.50%, 01/15/27	USD100	97,615
3.88%, 09/15/28	USD60	57,225
4.00%, 09/15/30(d)	USD100	91,655
5.38%, 11/15/29	USD95	93,100
6.13%, 05/15/30	USD30	30,038
6.63%, 01/15/28	USD100	102,424
6.63%, 05/15/29	USD100	102,125
6.75%, 03/15/32	USD75	76,147
7.13%, 11/15/31	USD85	87,661
7.13%, 09/15/32	USD50	51,523
7.50%, 05/15/31	USD90	93,814
7.88%, 03/15/30	USD70	73,683
9.00%, 01/15/29	USD85	89,256
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28(c)	USD225	212,607
5.13%, 04/30/31(c)	USD225	194,625
2.88%, 04/30/28(a)	EUR150	168,247
6.75%, 05/15/34(c)	USD50	47,150
7.88%, 05/15/34(c)	USD70	62,650
Osaic Holdings Inc.
6.75%, 08/01/32(c)	USD10	10,109
8.00%, 08/01/33(c)	USD10	10,163
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(c)(d)	USD60	57,097
4.63%, 03/15/30(c)(d)	USD50	47,438
5.00%, 08/15/27(c)	USD80	79,219
7.38%, 02/15/31(c)	USD40	41,994
Owens & Minor Inc.
4.50%, 03/31/29(c)	USD60	51,899
6.63%, 04/01/30(c)	USD50	45,022
Owens-Brockway Glass Container Inc.
6.63%, 05/13/27(c)	USD60	60,061
7.25%, 05/15/31(c)(d)	USD80	80,912
Panther Escrow Issuer LLC, 7.13%, 06/01/31(c)	USD320	330,858
Paramount Global
6.25%, 02/28/57(b)	USD80	77,042
6.38%, 03/30/62, (5-year CMT + 3.999%)(b)(d)	USD105	103,085
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(c)	USD95	91,465
5.88%, 10/01/28(c)	USD75	74,781
7.00%, 02/01/30(c)	USD50	51,078
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28(d)	USD95	91,283

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
7.88%, 09/15/30(c)	USD50	$45,508
9.88%, 03/15/30(c)	USD85	84,055
PennyMac Financial Services Inc.
4.25%, 02/15/29(c)	USD75	71,918
5.75%, 09/15/31(c)	USD45	43,970
6.88%, 05/15/32(c)	USD60	61,164
6.88%, 02/15/33(c)	USD125	127,344
7.13%, 11/15/30(c)	USD60	61,842
7.88%, 12/15/29(c)	USD90	95,103
Performance Food Group Inc.
4.25%, 08/01/29(c)	USD95	91,319
5.50%, 10/15/27(c)	USD130	129,837
6.13%, 09/15/32(c)(d)	USD100	101,674
Permian Resources Operating LLC
5.88%, 07/01/29(c)	USD70	70,060
6.25%, 02/01/33(c)	USD120	120,818
7.00%, 01/15/32(c)	USD120	124,011
8.00%, 04/15/27(c)	USD50	51,024
Perrigo Finance Unlimited Co.
4.90%, 06/15/30	USD85	82,973
6.13%, 09/30/32(d)	USD75	75,654
PetSmart Inc./PetSmart Finance Corp.
4.75%, 02/15/28(c)	USD150	146,859
7.75%, 02/15/29(c)	USD125	122,284
PG&E Corp.
5.00%, 07/01/28	USD110	107,383
5.25%, 07/01/30	USD115	109,825
7.38%, 03/15/55, (5-year CMT + 3.883%)(b)(d)	USD150	144,750
Pike Corp.
5.50%, 09/01/28(c)	USD75	74,719
8.63%, 01/31/31(c)	USD30	32,314
Pilgrim's Pride Corp.
3.50%, 03/01/32	USD110	98,712
4.25%, 04/15/31	USD115	109,910
6.25%, 07/01/33(d)	USD100	104,909
6.88%, 05/15/34	USD50	54,603
Post Holdings Inc.
4.50%, 09/15/31(c)	USD100	92,348
4.63%, 04/15/30(c)	USD155	148,064
5.50%, 12/15/29(c)	USD130	128,814
6.25%, 02/15/32(c)	USD125	127,344
6.25%, 10/15/34(c)(d)	USD65	65,081
6.38%, 03/01/33(c)	USD125	125,169
PRA Group Inc.
8.38%, 02/01/28(c)	USD40	40,933
8.88%, 01/31/30(c)(d)	USD55	57,072
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29(c)	USD90	54,517
5.88%, 09/01/31(c)	USD75	46,391
Prestige Brands Inc.
3.75%, 04/01/31(c)(d)	USD60	54,930
5.13%, 01/15/28(c)	USD50	49,545
Prime Healthcare Services Inc., 9.38%, 09/01/29(c)(d)	USD170	168,937
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27(c)	USD130	125,438
6.25%, 01/15/28(c)(d)	USD130	130,000
Security	Par (000)	Value
United States (continued)
Primo Water Holdings Inc./Triton Water Holdings Inc.
4.38%, 04/30/29(c)	USD75	$72,214
6.25%, 04/01/29(c)	USD75	75,259
Quikrete Holdings Inc.
6.38%, 03/01/32(c)	USD445	455,858
6.75%, 03/01/33(c)(d)	USD150	153,855
QVC Inc., 6.88%, 04/15/29(c)(d)	USD80	36,000
QXO Building Products Inc., 6.75%, 04/30/32(c)	USD255	262,313
Radiate Holdco LLC / Radiate Finance Inc., 9.25%, 03/25/30(c)(h)	USD75	52,290
Radiology Partners Inc.
8.50%, 07/15/32(c)	USD65	65,677
9.78%, 02/15/30, (6.78% PIK)(c)(h)	USD69	68,485
Range Resources Corp.
4.75%, 02/15/30(c)	USD60	58,328
8.25%, 01/15/29	USD55	56,428
Raven Acquisition Holdings LLC, 6.88%, 11/15/31(c)	USD145	146,450
Resorts World Las Vegas LLC/RWLV Capital Inc.
4.63%, 04/16/29(c)	USD100	89,058
8.45%, 07/27/30(c)	USD50	49,813
Reworld Holding Corp.
4.88%, 12/01/29(c)	USD75	71,538
5.00%, 09/01/30	USD50	47,304
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(c)(d)	USD70	67,852
4.75%, 10/15/27	USD65	64,396
6.50%, 04/01/32(c)	USD110	112,344
6.50%, 06/15/33(c)(d)	USD80	81,923
7.25%, 07/15/28(c)	USD40	41,241
Rithm Capital Corp., 8.00%, 07/15/30(c)	USD65	65,868
ROBLOX Corp., 3.88%, 05/01/30(c)	USD100	94,021
Rocket Companies Inc.
6.13%, 08/01/30(c)(d)	USD225	228,077
6.38%, 08/01/33(c)	USD210	214,411
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26(c)	USD145	141,450
3.63%, 03/01/29(c)	USD75	70,781
3.88%, 03/01/31(c)(d)	USD130	119,925
4.00%, 10/15/33(c)(d)	USD90	79,628
Rocket Software Inc.
6.50%, 02/15/29(c)	USD55	53,516
9.00%, 11/28/28(c)	USD100	103,259
Rockies Express Pipeline LLC
4.95%, 07/15/29(c)	USD70	68,591
6.75%, 03/15/33(c)(d)	USD50	51,909
RR Donnelley & Sons Co.
9.50%, 08/01/29(c)	USD125	127,879
10.88%, 08/01/29(c)	USD50	48,615
Ryan Specialty LLC
4.38%, 02/01/30(c)	USD25	23,975
5.88%, 08/01/32(c)	USD135	135,362
Sabre GLBL Inc.
8.63%, 06/01/27(c)	USD43	43,684
10.75%, 11/15/29(c)(d)	USD89	91,714
11.13%, 07/15/30(c)	USD135	142,467
Saks Global Enterprises LLC, 11.00%, 12/15/29(c)	USD250	56,250

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
SBA Communications Corp.
3.13%, 02/01/29	USD165	$153,871
3.88%, 02/15/27	USD170	166,942
SCIH Salt Holdings Inc.
4.88%, 05/01/28(c)	USD125	121,377
6.63%, 05/01/29(c)	USD75	74,113
SCIL IV LLC/SCIL USA Holdings LLC, 9.50%, 07/15/28(a)	EUR100	119,706
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31	USD70	63,879
4.38%, 02/01/32	USD40	36,330
4.50%, 10/15/29(d)	USD45	43,187
Scripps Escrow II Inc., 3.88%, 01/15/29(c)(d)	USD45	39,938
Scripps Escrow Inc., 5.88%, 07/15/27(c)	USD60	60,044
Seagate Data Storage Technology Pte Ltd.
4.09%, 06/01/29(c)	USD70	67,003
5.88%, 07/15/30(c)	USD35	35,370
8.25%, 12/15/29(c)(d)	USD55	58,644
8.50%, 07/15/31(c)(d)	USD65	68,951
9.63%, 12/01/32(c)	USD72	81,292
Sealed Air Corp.
4.00%, 12/01/27(c)	USD48	46,612
5.00%, 04/15/29(c)	USD35	34,519
6.50%, 07/15/32(c)	USD50	51,553
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 02/01/28(c)	USD70	70,647
7.25%, 02/15/31(c)	USD50	51,991
Sensata Technologies BV
4.00%, 04/15/29(c)	USD95	90,424
5.88%, 09/01/30(c)	USD75	75,094
Sensata Technologies Inc.
3.75%, 02/15/31(c)	USD80	73,001
4.38%, 02/15/30(c)	USD50	47,785
6.63%, 07/15/32(c)	USD50	51,103
Service Corp. International/U.S.
3.38%, 08/15/30(d)	USD100	91,080
4.00%, 05/15/31	USD105	97,443
4.63%, 12/15/27	USD65	64,316
5.13%, 06/01/29(d)	USD75	74,388
5.75%, 10/15/32(d)	USD75	75,172
Service Properties Trust
3.95%, 01/15/28(d)	USD40	37,176
4.38%, 02/15/30(d)	USD35	29,652
4.75%, 10/01/26	USD60	59,004
4.95%, 02/15/27	USD45	43,903
4.95%, 10/01/29(d)	USD60	52,764
5.50%, 12/15/27	USD40	39,500
8.38%, 06/15/29	USD70	72,450
8.63%, 11/15/31(c)	USD120	127,500
8.88%, 06/15/32(d)	USD50	52,250
SGUS LLC., 11.00%, 12/15/29(c)	USD72	67,075
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc.
5.50%, 05/15/33(a)	EUR100	118,584
6.75%, 08/15/32(c)	USD190	196,116
Silgan Holdings Inc.
2.25%, 06/01/28	EUR100	111,034
4.13%, 02/01/28	USD60	58,388
Sinclair Television Group Inc.
4.38%, 12/31/32(c)	USD67	49,331
5.50%, 03/01/30(c)	USD40	33,200
Security	Par (000)	Value
United States (continued)
8.13%, 02/15/33(c)	USD105	$107,291
9.75%, 02/15/33(c)	USD50	54,375
Sirius XM Radio Inc.
3.13%, 09/01/26(c)	USD115	112,257
3.88%, 09/01/31(c)(d)	USD165	145,535
4.00%, 07/15/28(c)	USD225	214,245
4.13%, 07/01/30(c)(d)	USD155	141,228
5.00%, 08/01/27(c)	USD165	162,937
5.50%, 07/01/29(c)(d)	USD130	128,262
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.
5.25%, 07/15/29(d)	USD60	58,341
5.38%, 04/15/27	USD70	69,825
Six Flags Entertainment Corp./DE
5.50%, 04/15/27(c)(d)	USD40	39,898
7.25%, 05/15/31(c)(d)	USD80	81,331
Six Flags Entertainment Corp./Six Flags Theme Parks Inc., 6.63%, 05/01/32(c)	USD90	91,651
SLM Corp.
3.13%, 11/02/26	USD75	73,305
6.50%, 01/31/30	USD50	51,918
SM Energy Co.
6.50%, 07/15/28(d)	USD55	55,314
6.63%, 01/15/27	USD60	59,940
6.75%, 08/01/29(c)	USD80	79,930
7.00%, 08/01/32(c)	USD90	89,112
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28(c)	USD130	129,426
8.88%, 11/15/31(c)	USD130	136,745
Snap Inc., 6.88%, 03/01/33(c)(d)	USD155	158,695
Somnigroup International Inc.
3.88%, 10/15/31(c)	USD125	112,813
4.00%, 04/15/29(c)(d)	USD50	47,500
Sonic Automotive Inc.
4.63%, 11/15/29(c)(d)	USD65	62,555
4.88%, 11/15/31(c)(d)	USD52	48,884
Sotheby's, 7.38%, 10/15/27(c)	USD75	74,062
Spirit AeroSystems Inc.
4.60%, 06/15/28	USD70	68,862
9.38%, 11/30/29(c)	USD115	121,612
9.75%, 11/15/30(c)	USD115	126,178
SS&C Technologies Inc.
5.50%, 09/30/27(c)	USD220	220,051
6.50%, 06/01/32(c)	USD70	72,039
Stagwell Global LLC, 5.63%, 08/15/29(c)(d)	USD110	105,737
Standard Building Solutions Inc., 6.25%, 08/01/33(c)	USD20	20,194
Standard Industries Inc./New York
2.25%, 11/21/26(a)	EUR100	112,963
3.38%, 01/15/31(c)	USD120	107,247
4.38%, 07/15/30(c)	USD185	175,141
4.75%, 01/15/28(c)	USD110	108,589
5.00%, 02/15/27(c)	USD105	104,960
6.50%, 08/15/32(c)	USD115	117,375
Staples Inc.
10.75%, 09/01/29(c)	USD250	234,375
12.75%, 01/15/30(c)	USD97	67,673
Star Parent Inc., 9.00%, 10/01/30(c)	USD100	105,250
Starwood Property Trust Inc.
4.38%, 01/15/27(c)(d)	USD45	44,235
6.00%, 04/15/30(c)	USD50	50,490

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
6.50%, 07/01/30(c)	USD50	$51,464
6.50%, 10/15/30(c)	USD70	72,039
7.25%, 04/01/29(c)	USD40	41,828
Station Casinos LLC
4.50%, 02/15/28(c)	USD70	68,425
4.63%, 12/01/31(c)(d)	USD55	51,458
6.63%, 03/15/32(c)	USD50	50,938
Stonex Escrow Issuer LLC, 6.88%, 07/15/32(c)	USD45	45,801
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(c)	USD65	61,002
Sunoco LP
6.25%, 07/01/33(c)	USD105	106,353
7.00%, 05/01/29(c)	USD85	88,106
7.25%, 05/01/32(c)	USD95	99,486
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29	USD75	72,719
4.50%, 04/30/30	USD83	79,636
5.88%, 03/15/28	USD50	50,053
6.00%, 04/15/27	USD50	50,026
7.00%, 09/15/28(c)	USD70	71,976
Synchrony Financial, 7.25%, 02/02/33	USD60	63,024
Talen Energy Supply LLC, 8.63%, 06/01/30(c)(d)	USD135	143,532
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28(c)	USD70	69,435
6.00%, 03/01/27(c)	USD40	39,909
6.00%, 12/31/30(c)	USD90	88,235
6.00%, 09/01/31(c)	USD40	39,124
7.38%, 02/15/29(c)	USD95	97,471
Talos Production Inc.
9.00%, 02/01/29(c)	USD60	61,598
9.38%, 02/01/31(c)(d)	USD70	71,257
Taylor Morrison Communities Inc.
5.13%, 08/01/30(c)	USD45	44,433
5.75%, 01/15/28(c)	USD55	55,429
5.88%, 06/15/27(c)	USD60	60,367
TEGNA Inc.
4.63%, 03/15/28(d)	USD100	97,552
5.00%, 09/15/29(d)	USD130	124,962
Teleflex Inc., 4.25%, 06/01/28(c)	USD100	96,716
Tenet Healthcare Corp.
4.25%, 06/01/29	USD160	154,120
4.38%, 01/15/30	USD155	149,020
4.63%, 06/15/28	USD60	58,987
5.13%, 11/01/27	USD170	169,408
6.13%, 10/01/28	USD288	288,000
6.13%, 06/15/30	USD235	236,993
6.25%, 02/01/27	USD145	145,242
6.75%, 05/15/31(d)	USD155	159,548
Tenneco Inc., 8.00%, 11/17/28(c)	USD200	198,500
Terex Corp.
5.00%, 05/15/29(c)(d)	USD75	73,219
6.25%, 10/15/32(c)(d)	USD75	75,094
TerraForm Power Operating LLC
4.75%, 01/15/30(c)	USD85	81,535
5.00%, 01/31/28(c)	USD85	83,810
TKC Holdings Inc.
6.88%, 05/15/28(c)	USD35	35,004
10.50%, 05/15/29(c)	USD85	87,298
TransDigm Inc.
4.63%, 01/15/29	USD125	122,289
Security	Par (000)	Value
United States (continued)
4.88%, 05/01/29(d)	USD75	$73,594
6.00%, 01/15/33(c)	USD170	171,022
6.38%, 03/01/29(c)	USD310	316,549
6.38%, 05/31/33(c)	USD300	301,916
6.63%, 03/01/32(c)	USD255	261,981
6.75%, 08/15/28(c)	USD220	224,423
6.88%, 12/15/30(c)	USD150	155,409
7.13%, 12/01/31(c)	USD120	124,950
Transocean Inc.
8.00%, 02/01/27(c)(d)	USD50	49,625
8.25%, 05/15/29(c)	USD100	94,446
8.50%, 05/15/31(c)	USD105	96,648
8.75%, 02/15/30(c)	USD116	120,211
Transocean Titan Financing Ltd., 8.38%, 02/01/28(c)	USD45	46,360
Travel & Leisure Co.
4.50%, 12/01/29(c)(d)	USD65	62,251
6.00%, 04/01/27	USD50	50,336
Tronox Inc., 4.63%, 03/15/29(c)	USD105	81,986
Twilio Inc.
3.63%, 03/15/29	USD65	61,578
3.88%, 03/15/31(d)	USD50	46,502
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(c)	USD100	102,110
U.S. Foods Inc.
4.63%, 06/01/30(c)	USD55	52,992
4.75%, 02/15/29(c)	USD90	87,989
5.75%, 04/15/33(c)	USD55	54,558
6.88%, 09/15/28(c)	USD70	71,951
7.25%, 01/15/32(c)(d)	USD45	46,870
UKG Inc., 6.88%, 02/01/31(c)	USD275	282,219
United Rentals North America Inc.
3.75%, 01/15/32(d)	USD80	72,882
3.88%, 11/15/27	USD75	73,031
3.88%, 02/15/31	USD125	116,494
4.00%, 07/15/30	USD95	90,048
4.88%, 01/15/28(d)	USD195	194,202
5.25%, 01/15/30(d)	USD90	89,745
5.50%, 05/15/27	USD47	47,009
6.13%, 03/15/34(c)(d)	USD110	112,750
United Wholesale Mortgage LLC
5.50%, 04/15/29(c)	USD75	73,406
5.75%, 06/15/27(c)	USD70	70,035
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 6.00%, 01/15/30(c)	USD75	70,943
Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC
4.75%, 04/15/28(c)	USD65	63,138
6.50%, 02/15/29(c)(d)	USD105	102,112
8.63%, 06/15/32(c)	USD65	65,975
10.50%, 02/15/28(c)	USD258	272,835
Univision Communications Inc.
4.50%, 05/01/29(c)	USD130	120,333
7.38%, 06/30/30(c)	USD90	89,539
8.00%, 08/15/28(c)	USD160	164,405
8.50%, 07/31/31(c)	USD140	142,236
9.38%, 08/01/32(c)	USD45	46,688
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/27	USD80	79,972
7.13%, 03/15/29(c)	USD95	97,152

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Vail Resorts Inc., 5.63%, 07/15/30(c)	USD15	$15,083
Valaris Ltd., 8.38%, 04/30/30(c)	USD120	124,016
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33(c)	USD130	113,352
6.25%, 01/15/30(c)	USD115	118,055
3.88%, 08/15/29(c)	USD125	117,940
4.13%, 08/15/31(c)	USD135	124,659
Venture Global LNG Inc.
7.00%, 01/15/30(c)(d)	USD180	182,710
8.13%, 06/01/28(c)	USD255	264,045
8.38%, 06/01/31(c)	USD240	248,158
9.50%, 02/01/29(c)	USD340	370,600
9.88%, 02/01/32(c)(d)	USD225	242,963
Venture Global Plaquemines LNG LLC
7.50%, 05/01/33(c)	USD130	140,289
7.75%, 05/01/35(c)	USD135	147,735
Venture Global Plaquemines LNG LLC.
6.50%, 01/15/34(c)	USD85	87,433
6.75%, 01/15/36(c)	USD65	66,829
VF Corp.
0.25%, 02/25/28	EUR100	103,490
0.63%, 02/25/32	EUR100	83,033
2.80%, 04/23/27	USD50	47,750
2.95%, 04/23/30	USD75	63,592
Viasat Inc.
5.63%, 04/15/27(c)(d)	USD60	59,805
6.50%, 07/15/28(c)	USD40	37,890
7.50%, 05/30/31(c)(d)	USD95	82,540
Viking Cruises Ltd.
5.88%, 09/15/27(c)	USD90	89,894
7.00%, 02/15/29(c)	USD50	50,378
9.13%, 07/15/31(c)	USD75	80,571
Vistra Operations Co. LLC
4.38%, 05/01/29(c)	USD135	130,731
5.00%, 07/31/27(c)	USD165	164,094
5.50%, 09/01/26(c)	USD100	99,953
5.63%, 02/15/27(c)	USD120	119,858
6.88%, 04/15/32(c)	USD115	119,452
7.75%, 10/15/31(c)	USD170	179,616
Vital Energy Inc., 7.88%, 04/15/32(c)(d)	USD115	100,661
VOC Escrow Ltd., 5.00%, 02/15/28(c)	USD70	69,375
Voyager Parent LLC, 9.25%, 07/01/32(c)(d)	USD185	195,332
Walgreens Boots Alliance Inc.
2.13%, 11/20/26	EUR100	113,811
3.20%, 04/15/30	USD75	72,937
8.13%, 08/15/29	USD75	80,531
Wand NewCo 3 Inc., 7.63%, 01/30/32(c)(d)	USD140	146,842
Warnermedia Holdings Inc., 4.28%, 03/15/32	USD100	83,906
Wayfair LLC
7.25%, 10/31/29(c)	USD75	76,384
7.75%, 09/15/30(c)(d)	USD75	77,114
Weatherford International Ltd., 8.63%, 04/30/30(c)	USD175	179,759
WESCO Distribution Inc.
6.38%, 03/15/29(c)	USD100	102,663
6.38%, 03/15/33(c)(d)	USD95	97,256
6.63%, 03/15/32(c)(d)	USD90	92,827
7.25%, 06/15/28(c)	USD140	141,862
Whirlpool Corp.
4.75%, 02/26/29(d)	USD75	73,275
6.13%, 06/15/30	USD65	64,782
6.50%, 06/15/33	USD65	64,054
Security	Par (000)	Value
United States (continued)
Whirlpool EMEA Finance Sarl, 0.50%, 02/20/28	EUR100	$105,849
Williams Scotsman Inc.
4.63%, 08/15/28(c)	USD65	63,929
6.63%, 06/15/29(c)	USD55	56,390
6.63%, 04/15/30(c)	USD40	41,229
7.38%, 10/01/31(c)	USD45	46,967
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(c)	USD225	235,406
Wolverine Escrow LLC, 0.00%, 01/31/33(e)(f)(k)	USD89	—
WR Grace Holdings LLC
4.88%, 06/15/27(c)(d)	USD80	79,552
5.63%, 08/15/29(c)	USD120	110,588
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29(c)(d)	USD100	99,284
6.25%, 03/15/33(c)	USD95	95,231
7.13%, 02/15/31(c)(d)	USD105	111,707
Xerox Corp.
10.25%, 10/15/30(c)	USD45	46,350
13.50%, 04/15/31(c)	USD50	49,063
Xerox Holdings Corp.
5.50%, 08/15/28(c)	USD100	66,390
8.88%, 11/30/29(c)(d)	USD40	26,210
XPLR Infrastructure Operating Partners LP
3.88%, 10/15/26(c)(d)	USD50	48,869
4.50%, 09/15/27(c)(d)	USD60	58,263
7.25%, 01/15/29(c)	USD75	76,532
8.38%, 01/15/31(c)(d)	USD80	83,900
8.63%, 03/15/33(c)(d)	USD115	121,444
XPO Inc.
7.13%, 06/01/31(c)(d)	USD45	46,575
7.13%, 02/01/32(c)(d)	USD75	78,024
Yum! Brands Inc.
3.63%, 03/15/31	USD120	110,593
4.63%, 01/31/32	USD130	124,438
4.75%, 01/15/30(c)	USD75	73,910
5.38%, 04/01/32	USD120	119,396
Zayo Group Holdings Inc.
4.00%, 03/01/27(c)	USD155	147,499
6.13%, 03/01/28(c)	USD110	99,211
		105,688,382
Total Corporate Bonds & Notes — 96.9% (Cost: $159,612,601)		159,713,538
Floating Rate Loan Interests
United States — 0.0%
Radiate Holdco, LLC, 4.74%, 2025 FLFO Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%, 1.50% PIK), 2025 FLFO Term Loan09/25/29(b)(h)	$88	76,024
Total Floating Rate Loan Interests — 0.0% (Cost: $77,241)		76,024

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Sweden — 0.0%
Intrum AB(f)	822	$4,298
United States — 0.1%
Incora Top Holdco LLC, NVS(d)(k)	1,351	32,600
Office Properties Income Trust, NVS	149	36
		32,636
Total Common Stocks — 0.1% (Cost: $151,861)		36,934
Preferred Stocks
United States — 0.0%
Veritas Kapital Assurance PLC, Series G, Preference Shares, NVS(k)	263	5,917
Veritas Kapital Assurance PLC, Series G-1, Preference Shares, NVS(k)	181	4,073
		9,990
Total Preferred Stocks — 0.0% (Cost: $8,840)		9,990
Total Long-Term Investments — 97.0% (Cost: $159,850,543)		159,836,486
Short-Term Securities
Money Market Funds — 13.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(l)(m)(n)	22,341,824	22,350,761
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(l)(m)	290,000	290,000
Total Short-Term Securities — 13.7% (Cost: $22,631,895)		22,640,761
Total Investments — 110.7% (Cost: $182,482,438)		182,477,247
Liabilities in Excess of Other Assets — (10.7)%		(17,581,706)
Net Assets — 100.0%		$164,895,541

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of this security is on loan.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Perpetual security with no stated maturity date.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(j)	Zero-coupon bond.
(k)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period end.
(n)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® US & Intl High Yield Corp Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$18,845,580	$3,511,125 (a)	$—	$(1,271)	$(4,673)	$22,350,761	22,341,824	$76,382 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,160,000	—	(870,000)(a)	—	—	290,000	290,000	39,502	—
				$(1,271)	$(4,673)	$22,640,761		$115,884	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$159,687,799	$25,739	$159,713,538
Floating Rate Loan Interests	—	76,024	—	76,024
Common Stocks
Sweden	4,298	—	—	4,298
United States	—	36	32,600	32,636
Preferred Stocks	—	—	9,990	9,990
Short-Term Securities
Money Market Funds	22,640,761	—	—	22,640,761
	$22,645,059	$159,763,859	$68,329	$182,477,247

Currency Abbreviation
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® US & Intl High Yield Corp Bond ETF

Portfolio Abbreviation
CAB	Capital Appreciation Bonds
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
NVS	Non-Voting Shares

PIK	Payment-in-kind
RB	Revenue Bonds
SOFR	Secured Overnight Financing Rate